UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614
                                                      --------

                            Rochester Fund Municipals
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
MUNICIPAL BONDS AND NOTES--124.0%
New York--97.9%
 $      1,420,000       Albany County, NY Airport Authority                  5.000%            12/15/2035     $      1,291,405
        1,035,000       Albany County, NY IDA (Albany College of
                        Pharmacy)                                            5.375             12/01/2024              986,728
        1,700,000       Albany County, NY IDA (Albany College of
                        Pharmacy)                                            5.625             12/01/2034            1,604,783
          605,000       Albany County, NY IDA (Wildwood Programs)            4.900             07/01/2021              539,358
        1,085,000       Albany, NY Hsg. Authority (Lark Drive)               5.500             12/01/2028            1,053,622
        2,700,000       Albany, NY IDA (Albany Law School)                   5.000             07/01/2031            2,408,535
          310,000       Albany, NY IDA (Albany Law School)                   5.000             07/01/2037              269,576
        1,420,000       Albany, NY IDA (Albany Medical Center)               6.000             05/01/2019            1,401,299
        2,460,000       Albany, NY IDA (Albany Medical Center)               6.000             05/01/2029            2,297,050
          340,000       Albany, NY IDA (Albany Municipal Golf Course
                        Clubhouse)                                           7.500             05/01/2012              340,558
          845,000       Albany, NY IDA (Albany Rehabilitation)               8.375             06/01/2023              845,718
        3,125,000       Albany, NY IDA (Brighter Choice Charter School)      5.000             04/01/2027            2,677,063
        1,350,000       Albany, NY IDA (Brighter Choice Charter School)      5.000             04/01/2032            1,113,359
          900,000       Albany, NY IDA (Brighter Choice Charter School)      5.000             04/01/2037              727,281
        7,005,000       Albany, NY IDA (Charitable Leadership)               5.750             07/01/2026            6,564,596
        3,730,000       Albany, NY IDA (Daughters of Sarah Nursing
                        Home)                                                5.375             10/20/2030            3,798,259
        2,180,000       Albany, NY IDA (Hampton Plaza)                       6.250             03/15/2018            2,181,526
          900,000       Albany, NY IDA (New Covenant Charter School)         7.000             05/01/2025              715,068
        1,285,000       Albany, NY IDA (Sage Colleges)                       5.250             04/01/2019            1,293,314
        1,760,000       Albany, NY IDA (Sage Colleges)                       5.300             04/01/2029            1,669,272
        7,150,000       Albany, NY IDA (St. Peter's Hospital) (1)            5.250             11/15/2032            6,628,551
        1,290,000       Albany, NY IDA (St. Peters Hospital)                 5.250             11/15/2032            1,195,920
        1,000,000       Albany, NY IDA (St. Peters Hospital)                 5.500             11/15/2027              989,290
        1,120,000       Albany, NY Parking Authority                         5.625             07/15/2020            1,155,997
          895,000       Albany, NY Parking Authority                         5.625             07/15/2025              910,752
        1,770,000       Albany, NY Parking Authority (2)                     7.052 (3)         11/01/2017            1,100,887
        5,700,000       Allegany County, NY IDA (Houghton College)           5.250             01/15/2024            5,715,903
          925,000       Amherst, NY IDA (Asbury Pointe)                      5.800             02/01/2015              869,861
           10,000       Amherst, NY IDA (Asbury Pointe)                      6.000             02/01/2023                9,132
        3,000,000       Amherst, NY IDA (Asbury Pointe)                      6.000             02/01/2029            2,656,860
        5,300,000       Amherst, NY IDA (Beechwood Health Care Center)       5.200             01/01/2040            4,310,490
           25,000       Amherst, NY IDA (UBF Faculty-Student Hsg.
                        Corp.)                                               5.250             08/01/2031               25,137
          250,000       Babylon, NY IDA (WWH Ambulance)                      7.375             09/15/2008              250,505
          810,000       Bethlehem, NY Water System                           5.250             03/01/2018              845,753
          855,000       Bethlehem, NY Water System                           5.375             03/01/2019              891,731
          905,000       Bethlehem, NY Water System                           5.375             03/01/2020              938,657
          955,000       Bethlehem, NY Water System                           5.500             03/01/2021              990,182
          505,000       Bethlehem, NY Water System                           5.500             03/01/2022              521,635
        1,065,000       Blauvelt, NY Volunteer Fire Company                  6.250             10/15/2017            1,048,471
        2,735,000       Brookhaven, NY IDA (Enecon Corp.)                    6.300             01/01/2033            2,503,209
        2,425,000       Brookhaven, NY IDA (Stony Brook Foundation)          6.500             11/01/2020            2,478,593
           65,000       Broome County, NY IDA (University Plaza)             5.000             08/01/2025               54,914
        3,030,000       Broome County, NY IDA (University Plaza)             5.000             08/01/2036            2,371,823
        1,000,000       Broome County, NY IDA (University Plaza)             5.100             08/01/2030              821,400
        1,250,000       Broome County, NY IDA (University Plaza)             5.100             08/01/2036              994,200
        3,000,000       Broome County, NY IDA (University Plaza)             5.200             08/01/2030            2,498,850
        4,450,000       Broome County, NY IDA (University Plaza)             5.200             08/01/2036            3,595,378

                         1 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
  $     3,000,000       Bushnell Basin, NY Fire Assoc. (Volunteer Fire
                        Dept.)                                               5.750%            11/01/2030     $      2,730,360
          915,000       Canton, NY Human Services Initiatives                5.700             09/01/2024              935,880
        1,155,000       Canton, NY Human Services Initiatives                5.750             09/01/2032            1,159,724
        4,295,000       Cattaraugus County, NY IDA (Olean General
                        Hospital)                                            5.250             08/01/2023            4,352,038
        1,465,000       Cattaraugus County, NY IDA (St. Bonaventure
                        University)                                          5.450             09/15/2019            1,467,930
       11,875,000       Cayuga County, NY COP (Auburn Memorial
                        Hospital)                                            6.000             01/01/2021           11,890,556
          230,000       Chautauqua County, NY IDA (Jamestown Devel.
                        Corp.)                                               7.125             11/01/2008              230,506
        3,395,000       Chautauqua County, NY IDA (Jamestown Devel.
                        Corp.)                                               7.125             11/01/2018            3,397,682
        1,900,000       Chautauqua County, NY IDA (Woman's Christian
                        Assoc. of Jamestown)                                 6.400             11/15/2029            1,841,727
           95,000       Chautauqua, NY Utility District                      5.000             06/01/2023               98,671
          105,000       Chautauqua, NY Utility District                      5.000             06/01/2025              108,114
        3,250,000       Chemung County, NY IDA (Arnot Ogden Medical
                        Center)                                              5.000             11/01/2029            3,087,305
        1,915,000       Chemung County, NY IDA (Arnot Ogden Medical
                        Center)                                              5.000             11/01/2029            1,819,135
        1,000,000       Chemung County, NY IDA (Arnot Ogden Medical
                        Center)                                              5.000             11/01/2034              927,250
        1,455,000       Chemung County, NY IDA (Arnot Ogden Medical
                        Center)                                              5.000             11/01/2034            1,349,149
        1,155,000       Chemung County, NY IDA (Hathorn Redevel.
                        Company)                                             4.850             07/01/2023            1,129,948
        1,515,000       Chemung County, NY IDA (Hathorn Redevel.
                        Company)                                             5.000             07/01/2033            1,435,872
        4,745,000       Chemung County, NY IDA (St. Joseph's Hospital)       6.000             01/01/2013            4,567,442
        4,800,000       Chemung County, NY IDA (St. Joseph's Hospital)       6.350             01/01/2013            4,811,232
        4,910,000       Chemung County, NY IDA (St. Joseph's Hospital)       6.500             01/01/2019            4,924,288
        1,150,000       Clifton Springs, NY Hospital & Clinic                7.650             01/01/2012            1,162,558
        2,545,000       Clifton Springs, NY Hospital & Clinic                8.000             01/01/2020            2,548,079
           35,000       Cohoes, NY GO                                        6.200             03/15/2012               35,386
           25,000       Cohoes, NY GO                                        6.200             03/15/2013               25,272
           25,000       Cohoes, NY GO                                        6.250             03/15/2014               25,261
           25,000       Cohoes, NY GO                                        6.250             03/15/2015               25,224
           25,000       Cohoes, NY GO                                        6.250             03/15/2016               25,189
        1,435,000       Columbia County, NY IDA (Berkshire Farms)            7.500             12/15/2014            1,435,201
        3,300,000       Corinth, NY IDA (International Paper Company)        5.750             02/01/2022            3,091,770
           40,000       Corinth, NY IDA (International Paper Company)        5.850             12/01/2020               38,492
        5,370,000       Cortland County, NY IDA (Cortland Memorial
                        Hospital)                                            5.250             07/01/2032            5,183,930
          155,000       Dutchess County, NY IDA (Astor Learning Center
                        Civic Facility)                                      5.150             11/01/2024              157,713
        2,310,000       Dutchess County, NY IDA (Elant Fishkill)             5.250             01/01/2037            1,919,287
          280,000       Dutchess County, NY IDA (IBM Corp.)                  5.450             12/01/2029              294,703
          900,000       Dutchess County, NY IDA (St. Francis Hospital)       5.400             03/01/2029              952,344
        1,000,000       Dutchess County, NY Water & Wastewater
                        Authority                                            5.400 (3)         06/01/2027              354,800
        3,240,000       East Rochester, NY Hsg. Authority (Episcopal
                        Senior Hsg.)                                         7.750             10/01/2032            3,333,636

                         2 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
  $     1,355,000       East Rochester, NY Hsg. Authority (Gates
                        Senior Hsg.)                                         6.125%            04/20/2043     $      1,410,243
        1,400,000       East Rochester, NY Hsg. Authority (Genesee
                        Valley Nursing Home)                                 5.200             12/20/2024            1,438,682
        2,465,000       East Rochester, NY Hsg. Authority (Jefferson
                        Park Apartments)                                     6.750             03/01/2030            2,486,248
        2,000,000       East Rochester, NY Hsg. Authority (Linden
                        Knoll)                                               5.350             02/01/2038            1,939,000
       16,210,000       East Rochester, NY Hsg. Authority (St. John's
                        Meadows)                                             5.000             02/15/2047           15,189,418
        4,095,000       East Rochester, NY Hsg. Authority (St. John's
                        Meadows)                                             5.950             08/01/2027            4,134,762
        1,700,000       East Rochester, NY Hsg. Authority (Woodland
                        Village)                                             5.500             08/01/2033            1,477,742
        3,325,000       Elmira, NY Hsg. Authority (Eastgate Apartments)      6.250             06/01/2044            2,944,853
        2,380,000       Erie County, NY IDA (Air Cargo)                      8.500             10/01/2015            2,385,831
        4,000,000       Erie County, NY IDA (Charter School Applied
                        Tech)                                                6.750             06/01/2025            3,989,440
        7,000,000       Erie County, NY IDA (Charter School Applied
                        Tech)                                                6.875             06/01/2035            6,880,860
        1,960,000       Erie County, NY IDA (DePaul Properties)              5.750             09/01/2028            1,617,510
        2,605,000       Erie County, NY IDA (DePaul Properties)              6.500             09/01/2018            2,457,297
        1,800,000       Erie County, NY IDA (Global Concepts Charter
                        School)                                              6.250             10/01/2037            1,658,646
       11,310,000       Erie County, NY IDA (Medaille College)               7.625             04/01/2035           12,085,301
        3,515,000       Erie County, NY IDA (Medaille College)               8.250             11/01/2026            3,762,561
        9,900,000       Erie County, NY IDA (Orchard Park CCRC)              6.000             11/15/2026            9,282,834
        9,250,000       Erie County, NY IDA (Orchard Park CCRC)              6.000             11/15/2036            8,294,753
        9,600,000       Erie County, NY IDA (The Episcopal Church Home)      6.000             02/01/2028            9,022,464
        2,630,000       Erie County, NY Sewer District                       5.000             12/01/2030            2,629,816
        1,360,000       Erie County, NY Sewer District                       5.000             12/01/2035            1,349,827
       25,290,000       Erie County, NY Tobacco Asset Securitization
                        Corp. (4)                                            5.000             06/01/2038           22,487,236
       72,380,000       Erie County, NY Tobacco Asset Securitization
                        Corp. (4)                                            5.000             06/01/2045           63,190,273
      135,450,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                                6.140 (3)         06/01/2050            5,554,805
       93,000,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                                6.488 (3)         06/01/2047            5,360,520
      150,000,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                                6.751 (3)         06/01/2055            3,387,000
    1,024,000,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                                7.650 (3)         06/01/2060           15,472,640
        1,410,000       Essex County, NY IDA (International Paper
                        Company)                                             4.600             03/01/2027            1,080,892
        2,300,000       Essex County, NY IDA (International Paper
                        Company)                                             6.450             11/15/2023            2,302,346
           30,000       Essex County, NY IDA (Moses Ludington Nursing
                        Home)                                                6.200             02/01/2030               31,735
        5,000,000       Essex County, NY IDA (Moses Ludington Nursing
                        Home)                                                6.375             02/01/2050            5,308,450
          975,000       Essex County, NY IDA (North Country Community
                        College Foundation)                                  5.000             06/01/2020              928,356
          320,000       Essex County, NY IDA (North Country Community
                        College Foundation)                                  5.000             06/01/2020              304,691
        1,235,000       Essex County, NY IDA (North Country Community
                        College Foundation)                                  5.200             06/01/2025            1,136,496
          410,000       Essex County, NY IDA (North Country Community
                        College Foundation)                                  5.200             06/01/2025              377,298

                         3 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
  $     1,100,000       Essex County, NY IDA (North Country Community
                        College Foundation)                                  5.300%            06/01/2035     $        973,896
        8,300,000       Essex County, NY IDA Solid Waste Disposal
                        (International Paper Company)                        5.200             12/01/2023            7,250,797
        4,440,000       Essex County, NY IDA Solid Waste Disposal
                        (International Paper Company)                        5.200             03/01/2028            3,693,236
        1,850,000       Essex County, NY IDA Solid Waste Disposal
                        (International Paper Company)                        5.500             08/15/2022            1,687,589
        1,625,000       Essex County, NY IDA Solid Waste Disposal
                        (International Paper Company)                        5.500             10/01/2026            1,412,970
        5,680,000       Franklin County, NY IDA (Adirondack Medical
                        Center)                                              5.500             12/01/2029            5,700,050
          900,000       Franklin County, NY IDA (North Country
                        Community College Foundation)                        5.200             06/01/2025              828,216
        1,000,000       Genesee County, NY IDA (United Memorial
                        Medical Center)                                      5.000             12/01/2027              850,990
           70,000       Glen Cove, NY IDA (SLCD)                             6.875             07/01/2008               69,900
        3,775,000       Glen Cove, NY IDA (SLCD)                             7.375             07/01/2023            3,780,965
        1,225,000       Green Island, NY Power Authority                     5.125             12/15/2024            1,202,668
        2,660,000       Green Island, NY Power Authority                     6.000             12/15/2020            2,768,954
        1,695,000       Green Island, NY Power Authority                     6.000             12/15/2025            1,738,019
          840,000       Hempstead Village, NY GO                             5.000             07/01/2020              833,482
        1,025,000       Hempstead Village, NY GO                             5.000             07/01/2021            1,004,982
        1,270,000       Hempstead Village, NY GO                             5.000             07/01/2022            1,235,215
        2,500,000       Hempstead, NY IDA (Adelphi University)               5.500             06/01/2032            2,531,300
          235,000       Hempstead, NY IDA (Dentaco Corp.)                    7.250             11/01/2012              239,016
        1,270,000       Hempstead, NY IDA (Dentaco Corp.)                    8.250             11/01/2025            1,313,371
        2,260,000       Hempstead, NY IDA (Engel Burman Senior Hsg.)         6.250             11/01/2010            2,370,311
       18,825,000       Hempstead, NY IDA (Engel Burman Senior Hsg.)         6.750             11/01/2024           19,832,138
          660,000       Hempstead, NY IDA (Franklin Hospital Medical
                        Center)                                              5.750             11/01/2008              655,928
        9,375,000       Hempstead, NY IDA (Franklin Hospital Medical
                        Center)                                              6.375             11/01/2018            8,897,813
        8,710,000       Hempstead, NY IDA (Franklin Hospital Medical
                        Center)                                              7.750             11/01/2022            9,187,134
        2,475,000       Hempstead, NY IDA (Hungry Harbor Associates)         8.000             05/01/2044            2,944,161
        4,720,000       Hempstead, NY IDA (Hungry Harbor Associates)         8.000             05/01/2044            5,614,723
       12,395,000       Hempstead, NY IDA (Hungry Harbor Associates)         8.000             05/01/2044           14,744,596
       25,260,000       Hempstead, NY IDA (Lynbrook Facilities)              6.500             11/01/2042           24,011,903
        3,665,000       Hempstead, NY IDA (Peninsula Counseling Center)      6.500             11/01/2038            3,481,310
        6,355,000       Hempstead, NY IDA (South Shore YJCC)                 6.750             11/01/2024            5,629,831
        2,220,000       Herkimer County, NY IDA (Burrows Paper)              8.000             01/01/2009            2,226,260
        3,225,000       Herkimer County, NY IDA (Folts Adult Home)           5.500             03/20/2040            3,285,179
        1,000,000       Herkimer County, NY IDA (Herkimer County
                        College Foundation)                                  6.250             08/01/2034            1,003,710
        1,285,000       Herkimer County, NY IDA (Herkimer County
                        College Foundation)                                  6.400             11/01/2020            1,312,203
        2,000,000       Herkimer County, NY IDA (Herkimer County
                        College Foundation)                                  6.500             11/01/2030            2,008,080
          175,000       Herkimer, NY Hsg. Authority                          7.150             03/01/2011              175,562
      702,480,000       Hudson Yards, NY Infrastructure Corp                 5.000             02/15/2047          678,293,614
      107,340,000       Hudson Yards, NY Infrastructure Corp.                5.000             02/15/2047          103,818,175

                         4 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      1,255,000       Hudson, NY IDA (Hudson Fabrics)                      6.750%            11/01/2024     $      1,150,546
          145,000       Huntington, NY Hsg. Authority (GJSR)                 5.875             05/01/2019              139,903
        1,000,000       Huntington, NY Hsg. Authority (GJSR)                 6.000             05/01/2029              933,760
        8,500,000       Huntington, NY Hsg. Authority (GJSR)                 6.000             05/01/2039            7,741,205
          770,000       Islip, NY IDA (Leeway School)                        9.000             08/01/2021              775,583
       17,380,000       Islip, NY IDA (Southside Hospital Civic
                        Facilities)                                          7.750             12/01/2022           17,524,602
        9,695,000       Islip, NY IDA (United Cerebral Palsy Assoc.)         6.250             12/01/2031            8,507,653
        1,125,000       Islip, NY IDA (United Cerebral Palsy Assoc.)         6.250             12/01/2031              987,221
        1,100,000       Islip, NY Res Rec, Series E                          5.750             07/01/2020            1,174,679
        1,315,000       Islip, NY Res Rec, Series E (5)                      5.750             07/01/2021            1,391,033
        1,000,000       Islip, NY Res Rec, Series E (5)                      5.750             07/01/2023            1,048,150
        3,000,000       Kenmore, NY Hsg. Authority (SUNY at Buffalo)         5.500             08/01/2024            3,035,220
       24,130,000       L.I. , NY Power Authority, Series A                  5.125             09/01/2029           24,162,576
           60,000       L.I. , NY Power Authority, Series A                  5.125             09/01/2029               60,035
       64,880,000       L.I. , NY Power Authority, Series C                  5.000             09/01/2035           63,642,738
          100,000       Lowville, NY GO                                      7.200             09/15/2013              119,887
          100,000       Lowville, NY GO                                      7.200             09/15/2014              122,130
        3,830,000       Lyons, NY Community Health Initiatives Corp.         5.550             09/01/2024            3,931,801
        5,300,000       Madison County, NY IDA (Commons II Student
                        Hsg.)                                                5.000             06/01/2040            5,150,169
          750,000       Madison County, NY IDA (Morrisville State
                        College Foundation) (5)                              5.000             06/01/2028              741,503
        1,100,000       Madison County, NY IDA (Morrisville State
                        College Foundation) (5)                              5.000             06/01/2032            1,081,740
        1,290,000       Madison County, NY IDA (Oneida Healthcare
                        Center)                                              5.300             02/01/2021            1,306,344
        5,500,000       Madison County, NY IDA (Oneida Healthcare
                        Center)                                              5.350             02/01/2031            5,400,010
        2,605,000       Middletown, NY Hsg. Authority (Summitfield &
                        Moore Heights)                                       4.800             07/01/2039            2,278,151
          650,000       Middletown, NY IDA (Flanagan Design & Display)       7.500             11/01/2018              655,265
        3,730,000       Middletown, NY IDA (Southwinds Retirement Home)      6.375             03/01/2018            3,640,294
          165,000       Middletown, NY IDA (YMCA)                            6.250             11/01/2009              163,619
        1,255,000       Middletown, NY IDA (YMCA)                            7.000             11/01/2019            1,199,629
          150,000       Monroe County, NY COP                                8.050             01/01/2011              150,368
          570,000       Monroe County, NY IDA (Canal Ponds)                  7.000             06/15/2013              573,768
           50,000       Monroe County, NY IDA (Cloverwood Senior
                        Living)                                              6.750             05/01/2023               45,655
        1,000,000       Monroe County, NY IDA (Cloverwood Senior
                        Living)                                              6.875             05/01/2033              898,920
          738,014       Monroe County, NY IDA (Cottrone Devel.)              9.500             12/01/2010              748,021
          720,000       Monroe County, NY IDA (Dayton Rogers
                        Manufacturing)                                       6.100             12/01/2009              717,674
        4,120,000       Monroe County, NY IDA (DePaul Community
                        Facilities)                                          5.875             02/01/2028            3,465,744
        5,195,000       Monroe County, NY IDA (DePaul Community
                        Facilities)                                          5.950             08/01/2028            4,509,052
          640,000       Monroe County, NY IDA (DePaul Community
                        Facilities)                                          6.450             02/01/2014              648,237
        1,285,000       Monroe County, NY IDA (DePaul Community
                        Facilities)                                          6.500             02/01/2024            1,293,597
        4,485,000       Monroe County, NY IDA (DePaul Properties)            6.150             09/01/2021            4,007,572

                         5 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
  $     1,000,000       Monroe County, NY IDA (Highland Hospital of
                        Rochester)                                           5.000%            08/01/2022     $        969,090
        1,250,000       Monroe County, NY IDA (Highland Hospital of
                        Rochester)                                           5.000             08/01/2025            1,188,675
          375,000       Monroe County, NY IDA (Melles Griot)                 9.500             12/01/2009              376,485
        2,525,000       Monroe County, NY IDA (Parma Senior Hsg.
                        Assoc.)                                              6.500             12/01/2042            2,381,201
        2,890,000       Monroe County, NY IDA (Rochester Institute of
                        Technology)                                          5.375             04/01/2029            2,619,987
        1,000,000       Monroe County, NY IDA (Southview Towers)             6.125             02/01/2020            1,035,980
        1,465,000       Monroe County, NY IDA (St. John Fisher College)      5.200             06/01/2019            1,490,095
        2,190,000       Monroe County, NY IDA (St. John Fisher College)      5.250             06/01/2026            2,189,825
        3,075,000       Monroe County, NY IDA (St. John Fisher College)      5.375             06/01/2024            3,095,633
        2,175,000       Monroe County, NY IDA (Summit at Brighton)           5.375             07/01/2032            1,814,646
        3,660,000       Monroe County, NY IDA (Summit at Brighton)           5.500             07/01/2027            3,200,926
          855,000       Monroe County, NY IDA (Volunteers of America)        5.700             08/01/2018              798,527
        2,765,000       Monroe County, NY IDA (Volunteers of America)        5.750             08/01/2028            2,387,992
      650,000,000       Monroe County, NY Tobacco Asset Securitization
                        Corp. (TASC)                                         7.701 (3)         06/01/2061            9,061,000
          580,000       Monroe, NY Newpower Corp                             5.625             01/01/2026              544,939
        2,265,000       Monroe, NY Newpower Corp.                            5.500             01/01/2034            2,018,251
          500,000       Mount Vernon, NY IDA (Kings Court)                   5.200             12/01/2033              463,925
        3,275,000       Mount Vernon, NY IDA (Macedonia Towers)              5.200             12/01/2033            3,038,709
        2,295,000       Mount Vernon, NY IDA (Meadowview)                    6.150             06/01/2019            2,284,695
        2,600,000       Mount Vernon, NY IDA (Meadowview)                    6.200             06/01/2029            2,515,058
        8,880,000       MTA Service Contract, Series A (4)                   5.125             01/01/2024            9,026,653
        8,400,000       MTA, Series A (4)                                    4.500             11/15/2034            7,773,612
        7,640,000       MTA, Series A (4)                                    5.000             11/15/2028            7,673,998
       71,560,000       MTA, Series A (4)                                    5.000             11/15/2030           71,878,442
        8,500,000       MTA, Series A (4)                                    5.000             11/15/2032            8,463,833
          802,824       Municipal Assistance Corp. for Troy, NY              5.733 (3)         07/15/2021              410,596
        1,218,573       Municipal Assistance Corp. for Troy, NY              5.741 (3)         01/15/2022              600,391
        5,120,000       Nassau County, NY (CSMR)                             5.950             11/01/2022            4,920,371
          790,000       Nassau County, NY IDA (ACDS)                         5.950             11/01/2022              759,198
          855,000       Nassau County, NY IDA (ALIA-ACDS)                    7.500             06/01/2015              886,909
        2,975,000       Nassau County, NY IDA (ALIA-ACLD)                    6.250             09/01/2022            2,835,859
          210,000       Nassau County, NY IDA (ALIA-ACLD)                    7.125             06/01/2017              215,338
          320,000       Nassau County, NY IDA (ALIA-ACLD)                    7.500             06/01/2015              331,942
        5,065,000       Nassau County, NY IDA (ALIA-CSMR)                    7.000             11/01/2016            5,163,565
        3,115,000       Nassau County, NY IDA (ALIA-CSMR)                    7.125             06/01/2017            3,194,183
        1,600,000       Nassau County, NY IDA (ALIA-CSMR)                    7.500             06/01/2015            1,659,712
          245,000       Nassau County, NY IDA (ALIA-FREE)                    7.125             06/01/2012              251,235
        1,970,000       Nassau County, NY IDA (ALIA-FREE)                    7.500             06/01/2015            2,043,520
        4,030,000       Nassau County, NY IDA (ALIA-FREE)                    8.150             06/01/2030            4,187,452
        6,340,000       Nassau County, NY IDA (ALIA-FREE)                    8.250             06/01/2032            6,613,698
          835,000       Nassau County, NY IDA (ALIA-HH)                      7.125             06/01/2017              853,629
          640,000       Nassau County, NY IDA (ALIA-HHS)                     7.125             06/01/2017              654,278
          200,000       Nassau County, NY IDA (ALIA-LVH)                     7.500             06/01/2015              207,464
       10,000,000       Nassau County, NY IDA (Amsterdam at
                        Harborside) (1)                                      6.700             01/01/2043            9,854,100
          480,000       Nassau County, NY IDA (CNGCS)                        7.500             06/01/2030              497,914

                         6 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
     AMOUNT                                                                 COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      2,245,000       Nassau County, NY IDA (CNGCS)                        8.150%            06/01/2030     $      2,337,337
          645,000       Nassau County, NY IDA (Epilepsy Foundation of
                        L.I.)                                                5.950             11/01/2022              619,851
        1,660,000       Nassau County, NY IDA (Hispanic Counseling
                        Center)                                              6.500             11/01/2037            1,557,777
          115,000       Nassau County, NY IDA (Keyspan-Glenwood Energy
                        Center)                                              5.250             06/01/2027              110,820
          690,000       Nassau County, NY IDA (Life's WORCA)                 5.950             11/01/2022              663,097
        3,750,000       Nassau County, NY IDA (Little Village School)        7.500             12/01/2031            3,864,263
        3,535,000       Nassau County, NY IDA (New York Water Service
                        Corp.)                                               5.000             12/01/2035            3,256,760
        2,290,000       Nassau County, NY IDA (North Shore CFGA)             6.750             05/01/2024            2,156,791
        1,310,000       Nassau County, NY IDA (PLUS Group Home)              6.150             11/01/2022            1,259,434
        2,050,000       Nassau County, NY IDA (United Cerebral Palsy)        6.250             11/01/2014            1,991,555
          645,000       Nassau County, NY IDA (United Veteran's Beacon
                        House)                                               6.500             11/01/2037              607,964
       23,550,000       Nassau County, NY IDA (Westbury Senior Living)       7.900             11/01/2031           26,551,683
          750,000       Nassau County, NY IDA, Series A-A                    6.000             07/02/2021              695,588
        7,725,000       Nassau County, NY IDA, Series A-B                    6.000             07/01/2021            7,164,551
          710,000       Nassau County, NY IDA, Series A-C                    6.000             07/01/2021              658,490
          800,000       Nassau County, NY IDA, Series A-D                    6.000             07/01/2021              741,960
        1,675,000       Nassau County, NY Interim Finance Authority          5.125             11/15/2021            1,676,776
       40,000,000       Nassau County, NY Tobacco Settlement Corp. (4)       5.125             06/01/2046           35,616,600
        9,000,000       Nassau County, NY Tobacco Settlement Corp. (5)       0.000 (6)         06/01/2026            7,968,240
       82,590,000       Nassau County, NY Tobacco Settlement Corp.           5.125             06/01/2046           73,538,136
       20,000,000       Nassau County, NY Tobacco Settlement Corp.           5.820 (3)         06/01/2046            1,329,800
      105,975,000       Nassau County, NY Tobacco Settlement Corp.           6.221 (3)         06/01/2046            6,570,450
    1,055,215,000       Nassau County, NY Tobacco Settlement Corp.           6.537 (3)         06/01/2060           20,291,784
       40,000,000       Nassau County, NY Tobacco Settlement Corp.           7.351 (3)         06/01/2060              604,400
       19,280,000       Nassau County, NY Tobacco Settlement Corp.
                        (TASC)                                               5.000             06/01/2035           17,229,958
        7,155,000       Nassau, NY IDA (EBS North Hills LLC)                 7.800             05/01/2045            8,499,138
        3,340,000       Nassau, NY IDA (EBS North Hills LLC)                 7.800             05/01/2045            3,967,452
        4,290,000       Nassau, NY IDA (EBS North Hills LLC)                 7.800             05/01/2045            5,182,964
        4,775,000       Nassau, NY IDA (EBS North Hills LLC)                 7.800             05/01/2045            5,672,032
        4,775,000       Nassau, NY IDA (EBS North Hills LLC)                 7.800             05/01/2045            5,672,032
       13,010,000       New Rochelle, NY IDA (College of New Rochelle)       5.250             07/01/2027           13,016,635
        5,955,000       New Rochelle, NY IDA (College of New Rochelle)       5.500             07/01/2019            6,087,558
        3,670,000       New Rochelle, NY IDA (Soundview Apartments)          5.375             04/01/2036            3,499,198
          500,000       Niagara County, NY IDA (Affinity Foxwood Place)      5.000             07/20/2038              453,070
        2,810,000       Niagara County, NY IDA (Affinity Foxwood Place)      5.000             07/20/2048            2,481,342
        3,300,000       Niagara County, NY IDA (American Ref-Fuel
                        Company)                                             5.550             11/15/2024            3,240,369
        3,635,000       Niagara County, NY IDA (Niagara Falls Memorial
                        Medical Center)                                      5.250             06/01/2018            3,336,203
        1,500,000       Niagara County, NY IDA (Niagara University)          5.350             11/01/2023            1,516,185
        5,400,000       Niagara County, NY IDA (Niagara University) (5)      5.400             11/01/2031            5,349,996
        2,600,000       Niagara County, NY IDA (Solid Waste Disposal)        5.550             11/15/2024            2,581,878
        6,800,000       Niagara County, NY IDA (Solid Waste Disposal) (5)    5.625             11/15/2024            6,743,288
           20,000       Niagara County, NY Tobacco Asset Securitization
                        Corp.                                                5.750             05/15/2022               20,141

                         7 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
  $     1,395,000       Niagara County, NY Tobacco Asset
                        Securitization Corp. (5)                             6.250%            05/15/2034     $      1,419,343
        6,295,000       Niagara County, NY Tobacco Asset
                        Securitization Corp.                                 6.250             05/15/2040            6,386,844
          295,000       Niagara, NY Frontier Transportation Authority
                        (Buffalo Niagara International Airport)              5.000             04/01/2028              276,223
        1,235,000       Niagara, NY Frontier Transportation Authority
                        (Buffalo Niagara International Airport)              5.625             04/01/2029            1,240,570
          715,000       North Babylon, NY Volunteer Fire Company             5.750             08/01/2022              729,772
        3,295,000       North Tonawanda, NY HDC (Bishop Gibbons
                        Associates)                                          7.375             12/15/2021            3,755,740
           25,000       Nunda, NY GO                                         8.000             05/01/2010               27,397
          560,000       NY Capital District Youth Center                     6.000             02/01/2017              569,206
          500,000       NY Carnegie Redevel. Corp. (2)                       7.000             09/01/2021              473,470
          315,000       NY Counties Tobacco Trust I                          6.500             06/01/2035              322,815
            5,000       NY Counties Tobacco Trust I                          6.625             06/01/2042                5,135
       11,865,000       NY Counties Tobacco Trust I (TASC) (4)               6.250             06/01/2028           12,149,013
        5,920,000       NY Counties Tobacco Trust I (TASC) (4)               6.500             06/01/2035            6,066,905
       19,225,000       NY Counties Tobacco Trust I (TASC) P-Floats (4)      6.625             06/01/2042           19,742,960
       29,800,000       NY Counties Tobacco Trust II (TASC) (4)              5.625             06/01/2035           29,369,241
       53,850,000       NY Counties Tobacco Trust II (TASC) (4)              5.750             06/01/2043           53,604,085
          245,000       NY Counties Tobacco Trust III                        6.000             06/01/2043              247,354
        7,000,000       NY Counties Tobacco Trust IV                         5.000             06/01/2038            6,224,120
      131,335,000       NY Counties Tobacco Trust IV                         5.920 (3)         06/01/2050            6,083,437
      304,690,000       NY Counties Tobacco Trust IV                         6.395 (3)         06/01/2055            8,555,695
      608,700,000       NY Counties Tobacco Trust IV                         6.816 (3)         06/01/2060            9,197,457
       45,020,000       NY Counties Tobacco Trust IV (TASC) (4)              5.000             06/01/2042           39,687,831
       31,850,000       NY Counties Tobacco Trust IV (TASC) (4)              5.000             06/01/2045           27,784,507
       82,500,000       NY Counties Tobacco Trust IV (TASC)                  0.000 (6)         06/01/2041           78,370,050
        7,440,000       NY Counties Tobacco Trust IV (TASC)                  5.000             06/01/2042            6,558,732
       82,500,000       NY Counties Tobacco Trust IV (TASC)                  6.650 (7)         06/01/2041           10,668,075
      345,760,000       NY Counties Tobacco Trust V                          6.152 (3)         06/01/2038           41,173,101
      627,860,000       NY Counties Tobacco Trust V                          6.204 (3)         06/01/2050           29,082,475
      643,195,000       NY Counties Tobacco Trust V                          6.850 (3)         06/01/2055           18,060,916
    3,845,000,000       NY Counties Tobacco Trust V                          7.846 (3)         06/01/2060           58,097,950
      248,570,000       NY Liberty Devel. Corp. (Goldman Sachs
                        Headquarters) (4)                                    5.250             10/01/2035          251,841,313
       29,735,000       NY Liberty Devel. Corp. (Goldman Sachs
                        Headquarters) (4)                                    5.500             10/01/2037           31,212,632
        2,500,000       NY Liberty Devel. Corp. (National Sports
                        Museum) (5)                                          6.125             02/15/2019            2,403,050
       15,895,000       NY MTA Service Contract, Series A                    5.125             01/01/2024           16,157,426
      162,430,000       NY MTA Service Contract, Series A                    5.125             01/01/2029          162,693,137
       20,000,000       NY MTA Service Contract, Series A                    5.750             07/01/2031           20,700,000
       33,290,000       NY MTA Service Contract, Series B                    5.250             01/01/2031           33,412,840
       56,800,000       NY MTA, Series A                                     5.000             11/15/2025           56,796,592
           20,000       NY MTA, Series A                                     5.000             11/15/2032               19,556
       49,755,000       NY MTA, Series A                                     5.000             11/15/2035           49,091,766
       28,000,000       NY MTA, Series A                                     5.000             11/15/2037           27,530,720

                         8 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $     34,970,000       NY MTA, Series A                                     5.125%            11/15/2031     $     35,060,572
       35,800,000       NY MTA, Series A-1 (2)                              10.000 (7)         11/01/2031           35,800,000
           25,000       NY MTA, Series B                                     5.000             01/01/2031               24,697
       24,000,000       NY MTA, Series B                                     5.000             11/15/2031           23,801,520
       34,845,000       NY MTA, Series E                                     5.250             11/15/2031           34,609,448
      111,510,000       NY MTA, Series F                                     5.000             11/15/2035          110,023,572
        2,000,000       NY New Hartford-Sunset Wood Funding Corp.            5.500             02/01/2029            2,020,060
        4,450,000       NY Newark-Wayne Community Hospital                   5.875             01/15/2033            4,458,633
        2,020,000       NY Newark-Wayne Community Hospital                   7.600             09/01/2015            2,021,394
       17,120,000       NY Seneca Nation Indians Capital Improvements        5.000             12/01/2023           15,101,552
        7,500,000       NY Tobacco Settlement Financing Corp. (TASC)         5.500             06/01/2019            7,855,875
       13,825,000       NY Tobacco Settlement Financing Corp. (TASC)         5.500             06/01/2021           14,315,926
       16,760,000       NY Triborough Bridge & Tunnel Authority (4)          5.000             01/01/2032           16,643,769
           25,000       NY Triborough Bridge & Tunnel Authority              5.000             01/01/2032               25,024
       33,060,000       NY Triborough Bridge & Tunnel Authority,
                        Series A (4)                                         5.000             01/01/2027           33,338,531
        2,400,000       NY TSASC, Inc. (TFABs) (5)                           5.000             06/01/2026            2,228,160
      144,920,000       NY TSASC, Inc. (TFABs)                               5.000             06/01/2034          129,755,571
       48,945,000       NY TSASC, Inc. (TFABs)                               5.125             06/01/2042           43,992,255
        2,000,000       NY United Nations Devel. Corp., Series A             5.250             07/01/2026            2,000,340
       20,000,000       NYC GO (4)                                           5.000             04/01/2030           19,949,400
       46,000,000       NYC GO (4)                                           5.000             06/01/2030           45,867,060
       10,920,000       NYC GO (4)                                           5.000             08/01/2030           10,884,182
       27,400,000       NYC GO (4)                                           5.000             06/01/2033           27,243,135
       12,455,000       NYC GO (4)                                           5.000             12/01/2033           12,382,981
       30,150,000       NYC GO (4)                                           5.000             11/01/2034           29,899,220
       12,765,000       NYC GO (4)                                           5.000             03/01/2035           12,652,600
       19,405,000       NYC GO (4)                                           5.000             04/01/2035           19,234,784
        5,400,000       NYC GO (4)                                           5.000             08/01/2035            5,351,994
       25,530,000       NYC GO (4)                                           5.250             06/01/2027           25,832,649
       37,945,000       NYC GO (4)                                           5.375             06/01/2032           38,414,755
           25,000       NYC GO                                               0.000 (6)         03/15/2029               22,511
           15,000       NYC GO                                               5.000             06/01/2020               15,516
            5,000       NYC GO                                               5.000             03/15/2021                5,061
           25,000       NYC GO                                               5.000             03/01/2025               25,172
        3,000,000       NYC GO                                               5.000             04/01/2026            3,019,350
           75,000       NYC GO                                               5.000             08/15/2028               74,494
           20,000       NYC GO                                               5.000             09/15/2028               20,037
           15,000       NYC GO                                               5.000             03/15/2029               15,028
            5,000       NYC GO                                               5.000             03/15/2029                5,207
            5,000       NYC GO                                               5.000             03/15/2029                5,207
           60,000       NYC GO                                               5.000             03/01/2033               59,659
           75,000       NYC GO                                               5.000             06/01/2033               74,570
           60,000       NYC GO                                               5.100             11/01/2019               61,958
            5,000       NYC GO (5)                                           5.250             08/01/2021                5,056
        2,735,000       NYC GO                                               5.250             10/15/2021            2,826,677
          265,000       NYC GO                                               5.250             08/15/2023              268,649
        1,690,000       NYC GO (5)                                           5.250             06/01/2028            1,711,970
        1,000,000       NYC GO                                               5.250             09/15/2033            1,009,880

                         9 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $          5,000       NYC GO                                               5.375%            12/01/2026     $          5,068
            5,000       NYC GO                                               5.375             03/01/2027                5,562
          515,000       NYC GO (5)                                           5.375             08/01/2027              519,053
       11,500,000       NYC GO                                               5.500             08/01/2020           12,269,810
           50,000       NYC GO                                               5.500             08/01/2022               50,580
          850,000       NYC GO (5)                                           5.500             06/01/2028              868,632
            5,000       NYC GO                                               5.500             12/01/2031                5,064
        3,705,000       NYC GO (5)                                           5.500             11/15/2037            3,725,859
          275,000       NYC GO                                               5.750             08/01/2012              279,098
           10,000       NYC GO                                               5.750             08/01/2013               10,149
            5,000       NYC GO                                               5.950             08/01/2014                5,106
       12,880,000       NYC GO                                               6.000             01/15/2021           14,044,352
           40,000       NYC GO                                               6.154 (3)         10/01/2012               34,400
          335,000       NYC GO                                               6.350             05/15/2014              339,898
           20,000       NYC GO                                               7.000             02/01/2010               20,298
           15,000       NYC GO                                               7.250             08/15/2024               15,046
            5,000       NYC GO                                               7.750             08/15/2028                5,078
          837,000       NYC GO RIBS                                          7.970 (8)         08/12/2010              856,862
          837,000       NYC GO RIBS                                          7.970 (8)         09/01/2011              856,862
          965,000       NYC HDC (Barclay Avenue)                             6.450             04/01/2017              965,859
        4,055,000       NYC HDC (Barclay Avenue)                             6.600             04/01/2033            4,056,541
          309,698       NYC HDC (Bay Towers)                                 6.500             08/15/2017              310,218
           47,956       NYC HDC (Beekman)                                    6.500             10/15/2017               48,677
          321,297       NYC HDC (Bridgeview III)                             6.500             12/15/2017              338,059
          916,776       NYC HDC (Cadman Towers)                              6.500             11/15/2018              964,385
        2,539,043       NYC HDC (East Midtown Plaza)                         6.500             11/15/2018            2,542,877
           59,053       NYC HDC (Essex Terrace)                              6.500             07/15/2018               59,136
          344,958       NYC HDC (Forest Park Crescent)                       6.500             12/15/2017              362,909
          278,046       NYC HDC (Kingsbridge Arms)                           6.500             08/15/2017              278,513
        3,450,000       NYC HDC (Linden Boulevard Apartments)                4.750             01/15/2039            2,994,531
        5,000,000       NYC HDC (Multifamily Hsg.)                           4.700             11/01/2040            4,411,050
        3,365,000       NYC HDC (Multifamily Hsg.)                           4.750             11/01/2035            3,084,494
           60,000       NYC HDC (Multifamily Hsg.)                           5.050             11/01/2023               58,575
        3,185,000       NYC HDC (Multifamily Hsg.)                           5.050             11/01/2039            2,900,484
        2,435,000       NYC HDC (Multifamily Hsg.)                           5.100             11/01/2027            2,293,940
        3,000,000       NYC HDC (Multifamily Hsg.)                           5.125             11/01/2032            2,802,510
        5,100,000       NYC HDC (Multifamily Hsg.)                           5.150             11/01/2037            4,762,941
        8,035,000       NYC HDC (Multifamily Hsg.)                           5.200             11/01/2040            7,476,246
        6,330,000       NYC HDC (Multifamily Hsg.)                           5.250             11/01/2027            6,082,750
        8,500,000       NYC HDC (Multifamily Hsg.)                           5.250             11/01/2030            8,525,925
        7,205,000       NYC HDC (Multifamily Hsg.)                           5.250             11/01/2045            6,611,308
        5,140,000       NYC HDC (Multifamily Hsg.)                           5.350             11/01/2037            4,860,847
           15,000       NYC HDC (Multifamily Hsg.)                           5.400             11/01/2033               14,456
        3,735,000       NYC HDC (Multifamily Hsg.)                           5.450             11/01/2040            3,566,439
        3,000,000       NYC HDC (Multifamily Hsg.), Series A                 5.500             11/01/2034            2,926,230
       10,470,000       NYC HDC (Multifamily Hsg.), Series A                 5.600             11/01/2042           10,514,812
       31,900,000       NYC HDC (Multifamily Hsg.), Series B                 5.350             05/01/2049           30,230,673
       11,250,000       NYC HDC (Multifamily Hsg.), Series C                 5.050             11/01/2036           10,616,850
        8,365,000       NYC HDC (Multifamily Hsg.), Series C                 5.125             05/01/2040            7,667,777
          385,000       NYC HDC (Multifamily Hsg.), Series C                 5.700             05/01/2031              385,986

                         10 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      1,000,000       NYC HDC (Multifamily Hsg.), Series E                 5.200%            11/01/2033     $        943,320
        2,680,000       NYC HDC (Multifamily Hsg.), Series E-1               4.950             11/01/2033            2,604,156
        2,155,000       NYC HDC (Multifamily Hsg.), Series F                 5.200             11/01/2032            2,048,823
        3,515,000       NYC HDC (Multifamily Hsg.), Series G-1               4.750             11/01/2027            3,209,019
       13,180,000       NYC HDC (Multifamily Hsg.), Series G-1               4.875             11/01/2039           11,842,889
        1,345,000       NYC HDC (Multifamily Hsg.), Series H-2               5.200             11/01/2038            1,257,306
        3,400,000       NYC HDC (Multifamily Hsg.), Series H-2               5.250             05/01/2046            3,118,310
       15,510,000       NYC HDC (Multifamily Hsg.), Series I-2               5.200             11/01/2038           14,498,748
        8,600,000       NYC HDC (Ocean Gate Devel.)                          5.150             11/01/2040            7,896,778
       29,500,000       NYC HDC (Progress of Peoples Devel.) (5)             4.950             05/15/2036           26,759,745
        5,185,000       NYC HDC (Seaview Towers)                             4.750             07/15/2039            4,496,328
          263,182       NYC HDC (St. Martin Tower)                           6.500             11/15/2018              276,867
        1,202,581       NYC HDC (Tivoli Towers)                              6.500             01/15/2018            1,264,382
        2,750,000       NYC HDC, Series C                                    5.000             11/01/2026            2,628,065
       23,500,000       NYC Health & Hospital Corp.                          5.000             02/15/2020           23,781,060
        1,000,000       NYC Health & Hospital Corp.                          5.375             02/15/2026            1,004,090
        1,165,000       NYC IDA (A Very Special Place)                       5.750             01/01/2029            1,037,700
        3,480,000       NYC IDA (Acme Architectural Products)                6.375             11/01/2019            3,253,800
       38,080,000       NYC IDA (AIRIS JFK I/JFK International Airport)      5.500             07/01/2028           33,978,403
       22,745,000       NYC IDA (AIRIS JFK I/JFK International Airport)      6.000             07/01/2027           22,235,285
          280,000       NYC IDA (Allied Metal)                               6.375             12/01/2014              272,476
          940,000       NYC IDA (Allied Metal)                               7.125             12/01/2027              909,055
        3,165,000       NYC IDA (Amboy Properties)                           6.750             06/01/2020            2,870,718
        2,905,000       NYC IDA (American Airlines)                          5.400             07/01/2019            2,233,219
       32,580,000       NYC IDA (American Airlines) (5)                      5.400             07/01/2020           24,662,408
       41,550,000       NYC IDA (American Airlines)                          6.900             08/01/2024           35,229,414
        4,300,000       NYC IDA (American Airlines)                          7.125             08/01/2011            4,262,762
          290,000       NYC IDA (American Airlines)                          7.500             08/01/2016              292,543
        4,600,000       NYC IDA (American Airlines)                          7.625             08/01/2025            4,688,090
       41,100,000       NYC IDA (American Airlines)                          7.750             08/01/2031           42,404,514
       29,410,000       NYC IDA (American Airlines)                          8.000             08/01/2028           30,920,204
      338,060,000       NYC IDA (American Airlines)                          8.500             08/01/2028          355,899,426
        3,530,000       NYC IDA (American National Red Cross) (5)            5.000             02/01/2036            3,524,493
        4,620,000       NYC IDA (Atlantic Paste & Glue Company)              6.625             11/01/2019            4,508,658
        1,160,000       NYC IDA (Atlantic Veal & Lamb) (5)                   8.375             12/01/2016            1,177,620
          380,000       NYC IDA (Baco Enterprises)                           7.500             11/01/2011              379,453
        1,685,000       NYC IDA (Baco Enterprises) (5)                       8.500             11/01/2021            1,696,475
        1,500,000       NYC IDA (Bark Frameworks) (5)                        6.750             11/01/2019            1,433,745
       10,240,000       NYC IDA (Berkeley Carroll School)                    6.100             11/01/2028            9,583,411
        5,500,000       NYC IDA (Beth Abraham Health Services)               6.500             02/15/2022            5,305,905
        1,035,000       NYC IDA (Beth Abraham Health Services)               6.500             11/15/2027            1,025,312
        4,220,000       NYC IDA (Beth Abraham Health Services)               6.500             11/15/2034            4,112,812
       52,740,000       NYC IDA (British Airways)                            5.250             12/01/2032           40,672,033
       34,360,000       NYC IDA (British Airways)                            7.625             12/01/2032           35,256,796
       85,920,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                            5.650             10/01/2028           78,345,293
      144,605,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                            5.750             10/01/2036          132,181,984
       21,140,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners) (5)                                        6.200             10/01/2022           20,724,810

                         11 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $     16,205,000       NYC IDA (Calhoun School)                             6.625%            12/01/2034     $     16,506,899
        4,145,000       NYC IDA (Calhoun School)                             6.625             12/01/2034            4,233,164
        2,895,000       NYC IDA (Center for Elimination of Family
                        Violence)                                            7.375             11/01/2036            2,886,315
       12,370,000       NYC IDA (Center for Nursing/Rehabilitation)          5.375             08/01/2027           10,621,006
        3,400,000       NYC IDA (Center for Nursing/Rehabilitation)          5.375             08/01/2027            2,920,260
       29,135,000       NYC IDA (Chapin School)                              5.000             11/01/2038           23,395,405
        2,505,000       NYC IDA (College of New Rochelle)                    5.750             09/01/2017            2,558,131
        2,975,000       NYC IDA (College of New Rochelle)                    5.800             09/01/2026            3,018,465
        1,275,000       NYC IDA (Community Hospital of Brooklyn)             6.875             11/01/2010            1,295,285
        1,490,000       NYC IDA (Comprehensive Care Management)              6.000             05/01/2026            1,380,366
        3,145,000       NYC IDA (Comprehensive Care Management)              6.125             11/01/2035            2,907,049
        3,975,000       NYC IDA (Comprehensive Care Management)              6.375             11/01/2028            3,831,185
        1,575,000       NYC IDA (Comprehensive Care Management)              6.375             11/01/2028            1,509,701
        1,770,000       NYC IDA (Comprehensive Care Management)              7.875             12/01/2016            1,807,152
          960,000       NYC IDA (Comprehensive Care Management)              8.000             12/01/2011              961,258
          600,000       NYC IDA (Continental Airlines)                       7.250             11/01/2008              599,526
        4,685,000       NYC IDA (Continental Airlines)                       8.375             11/01/2016            4,818,288
        1,745,000       NYC IDA (Cool Wind Ventilation)                      5.450             11/01/2017            1,665,847
        1,570,000       NYC IDA (Cool Wind Ventilation)                      5.450             11/01/2017            1,498,785
        5,685,000       NYC IDA (Cool Wind Ventilation)                      6.075             11/01/2027            5,295,236
        3,600,000       NYC IDA (Dioni)                                      6.625             11/01/2019            3,623,940
          975,000       NYC IDA (Eger Harbor House)                          5.875             05/20/2044            1,019,207
        5,500,000       NYC IDA (Family Support Systems)                     7.500             11/01/2034            5,116,980
        7,315,000       NYC IDA (Friends Seminary School)                    7.125             09/15/2031            7,443,086
        3,280,000       NYC IDA (Gabrielli Truck Sales) (5)                  8.125             12/01/2017            3,329,397
       13,780,000       NYC IDA (Gateway School of New York)                 5.550             06/01/2039           11,987,911
        2,265,000       NYC IDA (Gateway School of New York)                 6.500             11/01/2019            2,337,503
       14,935,000       NYC IDA (General Motors Corp.) (5)                   5.125             12/30/2023           12,148,726
        1,900,000       NYC IDA (Global Country World Peace)                 7.250             11/01/2025            1,736,581
        1,800,000       NYC IDA (Global Country World Peace)                 7.250             11/01/2025            1,645,182
        2,175,000       NYC IDA (Good Shepherd Services)                     5.875             06/01/2014            2,150,488
        4,170,000       NYC IDA (Gourmet Boutique) (5)                       5.750             05/01/2021            3,769,221
        7,290,000       NYC IDA (Guttmacher Institute)                       5.750             12/01/2036            6,229,670
           95,000       NYC IDA (Herbert G. Birch Childhood Project)         7.375             02/01/2009               95,105
        2,195,000       NYC IDA (Herbert G. Birch Childhood Project)         8.375             02/01/2022            2,217,784
          900,000       NYC IDA (Independent Living Assoc.)                  6.200             07/01/2020              838,854
        1,000,000       NYC IDA (Institute of International Education)       5.250             09/01/2021            1,023,250
        3,000,000       NYC IDA (Institute of International Education)       5.250             09/01/2031            3,025,020
        7,800,000       NYC IDA (JetBlue Airways Corp.)                      5.000             05/15/2020            6,552,780
       11,870,000       NYC IDA (JetBlue Airways Corp.) (5)                  5.125             05/15/2030            9,029,865
        9,000,000       NYC IDA (JFK International Airport)                  8.000             08/01/2012            9,311,490
        1,605,000       NYC IDA (Julia Gray) (5)                             7.500             11/01/2020            1,607,408
          730,000       NYC IDA (Just Bagels Manufacturing)                  8.500             11/01/2016              768,369
          990,000       NYC IDA (Just Bagels Manufacturing)                  8.750             11/01/2026            1,039,847
          690,000       NYC IDA (L&M Optical Disc)                           7.125             11/01/2010              690,124
       10,175,000       NYC IDA (Liberty-7 World Trade Center)               6.250             03/01/2015           10,292,013
       12,000,000       NYC IDA (Liberty-7 World Trade Center) (1)           6.750             03/01/2015           12,363,480
       45,500,000       NYC IDA (Liberty-IAC/Interactive Corp.) (5)          5.000             09/01/2035           38,813,775
        3,025,000       NYC IDA (Little Red Schoolhouse)                     6.750             11/01/2018            3,065,444

                         12 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
  $       205,000       NYC IDA (Lucky Polyethylene Manufacturing
                        Company)                                             7.000%            11/01/2009     $        200,539
        2,995,000       NYC IDA (Lucky Polyethylene Manufacturing
                        Company)                                             7.800             11/01/2024            2,692,086
        2,035,000       NYC IDA (Lycee Francais De New York)                 5.375             06/01/2023            1,939,477
       23,000,000       NYC IDA (Magen David Yeshivah)                       5.700             06/15/2027           21,044,770
        3,745,000       NYC IDA (Manhattan Community Access Corp.)           6.000             12/01/2036            3,228,415
        1,895,000       NYC IDA (Margaret Tietz Nursing &
                        Rehabilitation Center)                               6.375             11/01/2038            1,810,331
        9,175,000       NYC IDA (Margaret Tietz Nursing &
                        Rehabilitation Center)                               6.375             11/01/2038            8,765,061
          680,000       NYC IDA (Marymount School of New York)               5.125             09/01/2021              628,320
        4,010,000       NYC IDA (Marymount School of New York)               5.250             09/01/2031            3,375,097
       18,585,000       NYC IDA (MediSys Health Network)                     6.250             03/15/2024           15,952,992
        1,195,000       NYC IDA (Mesorah Publications)                       6.450             02/01/2011            1,186,217
        4,790,000       NYC IDA (Mesorah Publications) (5)                   6.950             02/01/2021            4,715,755
        8,405,000       NYC IDA (Metro Biofuels)                             6.000             11/01/2028            8,090,653
        3,000,000       NYC IDA (Metropolitan College of New York)           5.750             03/01/2020            2,806,920
        2,275,000       NYC IDA (Morrisons Pastry) (5)                       6.500             11/01/2019            2,153,174
          275,000       NYC IDA (NYC Outward Bound Center)                   7.250             11/01/2010              275,250
           25,000       NYC IDA (NYU)                                        5.000             07/01/2041               24,878
        4,475,000       NYC IDA (Paradise Products)                          8.250             11/01/2022            4,258,142
           60,000       NYC IDA (Petrocelli Electric)                        7.250             11/01/2008               60,167
        3,780,000       NYC IDA (Petrocelli Electric)                        8.000             11/01/2017            3,818,556
          940,000       NYC IDA (Petrocelli Electric)                        8.000             11/01/2018              952,840
       10,065,000       NYC IDA (Polytechnic University)                     5.250             11/01/2027            8,787,651
       24,125,000       NYC IDA (Polytechnic University)                     5.250             11/01/2037           19,979,119
        2,240,000       NYC IDA (Precision Gear)                             6.375             11/01/2024            2,096,931
        1,910,000       NYC IDA (Precision Gear)                             6.375             11/01/2024            1,788,008
          930,000       NYC IDA (Precision Gear)                             7.625             11/01/2024              951,483
        4,100,000       NYC IDA (PSCH)                                       6.375             07/01/2033            4,102,624
       41,445,000       NYC IDA (Queens Baseball Stadium)                    5.000             01/01/2046           40,344,221
        6,800,000       NYC IDA (Reece School)                               7.500             12/01/2037            6,184,328
        2,300,000       NYC IDA (Reece School)                               7.500             12/01/2037            2,091,758
        2,150,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.250             11/01/2014            1,986,428
        8,595,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.750             11/01/2028            7,883,506
        1,000,000       NYC IDA (Roundabout Theatre)                         5.000             10/01/2023              894,880
          545,000       NYC IDA (Sahadi Fine Foods)                          6.250             11/01/2009              538,700
        4,085,000       NYC IDA (Sahadi Fine Foods) (5)                      6.750             11/01/2019            3,776,460
          875,000       NYC IDA (Services for the Underserved/Young
                        Adult Institute Obligated Group)                     5.000             07/01/2026              756,403
        4,380,000       NYC IDA (Showman Fabricators)                        7.500             11/01/2028            4,022,154
        3,275,000       NYC IDA (South Bronx Overall Economic Devel.)        8.625             12/01/2025            3,170,921
        1,625,000       NYC IDA (Special Needs Facilities Pooled
                        Program)                                             4.750             07/01/2020            1,465,458
          995,000       NYC IDA (Special Needs Facilities Pooled
                        Program)                                             5.250             07/01/2022              902,366
        4,255,000       NYC IDA (Special Needs Facilities Pooled
                        Program) (5)                                         6.650             07/01/2023            4,526,426
        6,630,000       NYC IDA (Special Needs Facilities Pooled
                        Program)                                             7.875             08/01/2025            6,803,772
        5,115,000       NYC IDA (St. Bernard's School)                       7.000             12/01/2021            5,167,838
        1,550,000       NYC IDA (St. Francis College)                        5.000             10/01/2034            1,465,246
        5,760,000       NYC IDA (Stallion)                                   5.500             11/01/2036            4,866,566
          955,000       NYC IDA (Stallion)                                   6.000             11/01/2027              907,174

                         13 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $         10,000       NYC IDA (Staten Island University Hospital)          6.375%            07/01/2031     $          9,641
        4,450,000       NYC IDA (Staten Island University Hospital)          6.375             07/01/2031            4,290,334
        1,470,000       NYC IDA (Staten Island University Hospital)          6.450             07/01/2032            1,428,281
          500,000       NYC IDA (Streamline Plastics)                        7.750             12/01/2015              490,055
        1,275,000       NYC IDA (Streamline Plastics)                        8.125             12/01/2025            1,261,944
        6,808,500       NYC IDA (Studio School)                              7.000             11/01/2038            5,970,782
          765,000       NYC IDA (Surprise Plastics)                          7.500             11/01/2013              712,957
        2,480,000       NYC IDA (Surprise Plastics)                          8.500             11/01/2023            2,221,088
        7,245,000       NYC IDA (Terminal One Group Assoc.) (5)              5.500             01/01/2020            7,446,701
        7,750,000       NYC IDA (Terminal One Group Assoc.) (5)              5.500             01/01/2021            7,910,968
       11,390,000       NYC IDA (Terminal One Group Assoc.) (5)              5.500             01/01/2024           11,474,628
          380,000       NYC IDA (The Bank Street College)                    5.250             12/01/2021              383,120
        1,000,000       NYC IDA (The Bank Street College)                    5.250             12/01/2030              962,740
       10,000,000       NYC IDA (The Child School)                           7.550             06/01/2033           10,093,600
          270,000       NYC IDA (Therapy & Learning Center)                  7.500             10/01/2011              274,984
        3,735,000       NYC IDA (Therapy & Learning Center)                  8.250             10/01/2031            3,825,126
        8,955,000       NYC IDA (Tides Two Rivers Foundation)                5.650             12/01/2039            7,762,284
        4,260,000       NYC IDA (Ulano)                                      6.900             11/01/2019            3,881,286
       32,040,000       NYC IDA (Unicef)                                     5.300             11/01/2038           27,284,303
        1,000,000       NYC IDA (United Nations School)                      6.350             12/01/2015            1,011,740
          385,000       NYC IDA (Urban Health Plan)                          6.250             09/15/2009              388,065
        9,830,000       NYC IDA (Urban Health Plan)                          7.050             09/15/2026            9,963,295
        3,640,000       NYC IDA (Urban Resource Institute)                   7.375             11/01/2033            3,648,809
        1,295,000       NYC IDA (Utleys)                                     7.375             11/01/2023            1,179,447
        2,965,000       NYC IDA (Van Blarcom Closures)                       8.000             11/01/2017            3,058,338
        2,800,000       NYC IDA (Vaughn College Aeronautics)                 5.000             12/01/2021            2,544,780
        1,330,000       NYC IDA (Vaughn College Aeronautics)                 5.000             12/01/2028            1,124,143
        3,235,000       NYC IDA (Vaughn College Aeronautics)                 5.000             12/01/2028            2,734,287
          900,000       NYC IDA (Vaughn College Aeronautics)                 5.000             12/01/2031              745,002
        1,800,000       NYC IDA (Vaughn College Aeronautics)                 5.250             12/01/2036            1,514,088
       17,800,000       NYC IDA (Visy Paper) (5)                             7.800             01/01/2016           17,835,066
       70,500,000       NYC IDA (Visy Paper) (5)                             7.950             01/01/2028           70,644,525
        1,930,000       NYC IDA (Vocational Instruction)                     7.750             02/01/2033            1,463,770
          360,000       NYC IDA (W & W Jewelers)                             7.250             02/01/2011              366,642
        1,555,000       NYC IDA (W & W Jewelers)                             8.250             02/01/2021            1,629,733
        5,930,000       NYC IDA (Weizmann Institute)                         5.900             11/01/2034            5,574,674
        2,900,000       NYC IDA (Weizmann Institute)                         5.900             11/01/2034            2,726,232
        2,795,000       NYC IDA (Westchester Square Medical Center)          8.000             11/01/2010            2,610,865
        6,160,000       NYC IDA (Westchester Square Medical Center)          8.375             11/01/2015            5,507,533
        1,660,000       NYC IDA (World Casing Corp.) (5)                     6.700             11/01/2019            1,611,528
       93,105,000       NYC IDA (Yankee Stadium)                             5.000             03/01/2046           89,126,623
       24,270,000       NYC IDA (Yeled Yalda Early Childhood)                5.725             11/01/2037           21,136,015
        9,500,000       NYC IDA (YMCA of Greater New York)                   5.000             08/01/2036            9,070,315
       57,700,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2026           58,086,302
       27,500,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2031           27,520,488
       11,720,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2032           11,689,997
       31,400,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2034           31,448,356
       64,190,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2034           63,998,363
       40,100,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2037           39,914,538

                         14 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

    PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $     18,000,000       NYC Municipal Water Finance Authority (4)            5.000%            06/15/2038     $     17,915,580
       22,000,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2038           21,886,040
       18,000,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2039           17,900,370
       31,500,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2039           31,325,648
       19,740,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2039           19,738,717
       33,600,000       NYC Municipal Water Finance Authority (4)            5.000             06/15/2039           33,424,319
       44,840,000       NYC Municipal Water Finance Authority (4)            5.125             06/15/2032           44,987,524
       11,220,000       NYC Municipal Water Finance Authority                5.000             06/15/2027           11,237,391
           65,000       NYC Municipal Water Finance Authority                5.000             06/15/2029               65,263
       10,000,000       NYC Municipal Water Finance Authority                5.000             06/15/2029           10,022,700
           50,000       NYC Municipal Water Finance Authority                5.000             06/15/2029               50,055
          200,000       NYC Municipal Water Finance Authority                5.000             06/15/2035              199,394
          675,000       NYC Municipal Water Finance Authority                5.000             06/15/2039              671,254
       20,000,000       NYC Municipal Water Finance Authority                5.000             06/15/2039           19,982,800
           30,000       NYC Municipal Water Finance Authority                5.125             06/15/2032               30,046
           25,000       NYC Municipal Water Finance Authority                5.125             06/15/2033               25,097
           30,000       NYC Municipal Water Finance Authority                5.125             06/15/2033               30,048
          145,000       NYC Municipal Water Finance Authority (5)            5.125             06/15/2034              145,587
          650,000       NYC Municipal Water Finance Authority                5.250             06/15/2034              655,311
          145,000       NYC Trust for Cultural Resources (Museum of
                        American Folk Art)                                   6.125             07/01/2030              136,125
          350,000       NYS DA (Augustana Lutheran Home)                     5.400             02/01/2031              355,919
        1,500,000       NYS DA (Augustana Lutheran Home)                     5.500             02/01/2041            1,527,675
       14,360,000       NYS DA (Buena Vida Nursing Home) (4)                 5.250             07/01/2028           14,455,566
        8,425,000       NYS DA (Cabrini Westchester)                         5.200             02/15/2041            8,476,393
        2,905,000       NYS DA (Chapel Oaks)                                 5.450             07/01/2026            2,934,718
        2,250,000       NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)       5.000             07/01/2027            2,150,685
            5,000       NYS DA (City University)                             5.000             07/01/2023                5,032
        3,180,000       NYS DA (Concord Nursing Home)                        5.500             02/15/2030            3,250,501
        1,250,000       NYS DA (D'Youville College)                          5.250             07/01/2025            1,253,300
          525,000       NYS DA (Dept. of Health)                             5.500             07/01/2021              532,392
           20,000       NYS DA (Ellis Hospital)                              5.600             08/01/2025               20,023
        6,790,000       NYS DA (Frances Schervier Home & Hospital
                        Obligated Group)                                     5.500             07/01/2027            6,807,247
          940,000       NYS DA (Grace Manor Health Care Facility)            6.150             07/01/2018              945,311
        4,050,000       NYS DA (Health Quest Systems)                        5.125             07/01/2037            4,054,091
        1,575,000       NYS DA (Health Quest Systems)                        5.250             07/01/2027            1,603,744
        2,700,000       NYS DA (Health Quest Systems)                        5.250             07/01/2027            2,749,275
        3,970,000       NYS DA (Hospital for Special Surgery) (5)            5.000             08/15/2033            3,972,064
      141,115,000       NYS DA (Insured Hospital) (5)                        5.529 (3)         08/15/2036           26,590,299
        1,000,000       NYS DA (Jones Memorial Hospital)                     5.375             08/01/2034            1,004,220
        1,815,000       NYS DA (L.I. Jewish Medical Center)                  5.000             11/01/2026            1,762,528
        3,255,000       NYS DA (L.I. University)                             5.125             09/01/2023            3,305,257
          235,000       NYS DA (L.I. University)                             5.250             09/01/2028              233,534
        1,335,000       NYS DA (L.I. University)                             5.250             09/01/2028            1,323,386
        1,585,000       NYS DA (L.I. University)                             5.500             09/01/2020            1,631,219
        1,710,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.375             07/01/2020            1,669,405
          405,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.500             07/01/2030              378,242

                         15 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON             MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $     20,000,000       NYS DA (Maimonides Medical Center) (4)               5.750%            08/01/2029     $     20,793,200
           20,000       NYS DA (Maimonides Medical Center)                   5.750             08/01/2035               20,027
        3,865,000       NYS DA (Manhattan College)                           5.000             07/01/2041            3,582,237
        3,260,000       NYS DA (Manhattan College)                           5.300             07/01/2037            3,221,499
       18,230,000       NYS DA (Memorial Sloan-Kettering) (4)                5.000             07/01/2035           18,121,290
        1,000,000       NYS DA (Menorah Campus)                              6.100             02/01/2037            1,012,050
       23,300,000       NYS DA (Menorah Home & Hospital)                     5.150             08/01/2038           23,065,369
       12,460,000       NYS DA (Menorah)                                     5.100             08/01/2028           12,478,067
       18,500,000       NYS DA (Mental Health Services Facilities) (4)       5.000             02/15/2023           18,651,145
       17,100,000       NYS DA (Mental Health Services Facilities)           5.000             02/15/2030           17,076,402
        3,660,000       NYS DA (Mental Health Services Facilities)           5.000             02/15/2033            3,613,591
       22,765,000       NYS DA (Mental Health Services Facilities)           5.000             02/15/2035           22,498,194
        3,800,000       NYS DA (Millard Fillmore Hospital) (5)               5.375             02/01/2032            3,808,664
        4,125,000       NYS DA (Miriam Osborn Memorial Home Assoc.)          6.375             07/01/2029            4,132,054
        2,430,000       NYS DA (Miriam Osborn Memorial Home Assoc.)          6.875             07/01/2019            2,534,927
        6,860,000       NYS DA (Miriam Osborn Memorial Home Assoc.)          6.875             07/01/2025            7,069,779
       13,240,000       NYS DA (Montefiore Medical Center)                   5.000             02/01/2028           13,189,556
        1,750,000       NYS DA (Montefiore Medical Center)                   5.000             08/01/2033            1,722,700
        9,500,000       NYS DA (Montefiore Medical Center)                   5.500             08/01/2038            9,580,845
       10,150,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     5.500             07/01/2026           10,149,391
        6,800,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.000             07/01/2014            7,093,284
       25,240,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.500             07/01/2025           26,074,434
        2,335,000       NYS DA (Mt. Sinai Hospital)                          6.625             07/01/2019            2,433,934
       10,450,000       NYS DA (Mt. Sinai/NYU Health)                        5.500             07/01/2026           10,451,150
        2,280,000       NYS DA (Mt. Sinai/NYU Health)                        6.500             07/01/2017            2,381,506
        5,745,000       NYS DA (Mt. Sinai/NYU Health)                        6.750             07/01/2020            5,991,058
       11,400,000       NYS DA (Municipal Health Facilities) (2,4)           5.000             01/15/2023           11,514,969
        1,120,000       NYS DA (New York & Presbyterian Hospital)            5.000             08/01/2032            1,120,504
       16,000,000       NYS DA (New York Hospital Medical Center of
                        Queens)                                              4.650             08/15/2027           15,596,160
       26,300,000       NYS DA (New York Hospital Medical Center of
                        Queens)                                              4.750             02/15/2037           25,183,302
        6,950,000       NYS DA (New York Hospital Medical Center)            5.600             02/15/2039            7,029,995
        2,265,000       NYS DA (New York Methodist Hospital)                 5.250             07/01/2033            2,100,697
       62,010,000       NYS DA (North Shore University Hospital/L.I.
                        Jewish Medical Center Obligated Group) (2,4)         3.000 (7)         05/01/2033           43,407,000
       10,000,000       NYS DA (North Shore University Hospital L.I.
                        Jewish Medical Center) (4)                           2.900 (7)         05/01/2018            8,200,000
        2,000,000       NYS DA (North Shore University Hospital/L.I.
                        Jewish Medical Center)                               5.000             05/01/2020            2,030,560
        5,800,000       NYS DA (North Shore University Hospital/L.I.
                        Jewish Medical Center)                               5.000             05/01/2026            5,758,820
        3,455,000       NYS DA (North Shore University Hospital/L.I.
                        Jewish Medical Center)                               5.000             05/01/2027            3,408,876
        7,500,000       NYS DA (North Shore University Hospital/L.I.
                        Jewish Medical Center)                               5.000             05/01/2032            7,185,750
       25,000,000       NYS DA (North Shore University Hospital/L.I.
                        Jewish Medical Center)                               5.000             05/01/2037           23,750,750

                         16 | Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $        990,000       NYS DA (Norwegian Christian Home & Health
                        Center)                                              5.200%            08/01/2036     $        988,466
        2,000,000       NYS DA (Norwegian Christian Home & Health
                        Center)                                              6.100             08/01/2041            2,126,420
       24,380,000       NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)         5.000             11/01/2034           22,606,355
        6,200,000       NYS DA (Nursing Home)                                4.900             02/15/2041            5,993,354
        7,450,000       NYS DA (Nursing Home)                                4.950             02/15/2045            7,157,141
       18,825,000       NYS DA (Nursing Homes)                               5.300             02/01/2038           18,860,015
           15,000       NYS DA (NYS Dept. of Mental Hygiene)                 5.250             08/15/2031               15,027
       40,320,000       NYS DA (NYU Hospital Center)                         5.000             07/01/2036           34,257,485
        2,000,000       NYS DA (NYU Hospital Center)                         5.625             07/01/2037            1,874,000
        5,000,000       NYS DA (NYU Hospitals Center)                        5.000             07/01/2020            4,793,950
       11,100,000       NYS DA (NYU Hospitals Center)                        5.000             07/01/2026           10,089,789
       20,580,000       NYS DA (NYU Hospitals Center)                        5.000             07/01/2026           18,750,232
        4,600,000       NYS DA (NYU Hospitals Center)                        5.250             07/01/2024            4,386,790
          505,000       NYS DA (NYU)                                         5.000             07/01/2041              502,526
        2,925,000       NYS DA (Ozanam Hall of Queens Nursing Home)          5.000             11/01/2026            2,955,391
        5,150,000       NYS DA (Ozanam Hall of Queens Nursing Home)          5.000             11/01/2031            5,160,455
       13,550,000       NYS DA (Pace University) (2)                         8.250 (7)         07/01/2029           13,550,000
        6,035,000       NYS DA (Providence Rest)                             5.000             07/01/2035            4,779,358
        2,700,000       NYS DA (Providence Rest)                             5.125             07/01/2030            2,237,220
        3,100,000       NYS DA (Providence Rest)                             5.250             07/01/2025            2,726,140
        6,260,000       NYS DA (Rochester General Hospital)                  5.000             12/01/2025            6,123,094
       17,660,000       NYS DA (Rochester General Hospital)                  5.000             12/01/2035           16,363,756
          675,000       NYS DA (Sarah Neuman Nursing Home)                   5.450             08/01/2027              682,304
           50,000       NYS DA (School Districts Financing Program),
                        Series B                                             6.000             10/01/2022               53,911
           25,000       NYS DA (School Districts Financing Program),
                        Series B                                             6.000             10/01/2029               26,659
       20,520,000       NYS DA (SCSMC/SV/CHSLI Obligated Group)              6.000             07/01/2030           20,740,590
        1,075,000       NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)         5.100             07/01/2034              998,654
          415,000       NYS DA (Special Act School Districts) (5)            6.000             07/01/2019              415,859
        2,470,000       NYS DA (St. Barnabas Hospital) (5)                   5.450             08/01/2035            2,471,556
        1,005,000       NYS DA (St. Catherine of Siena Medical Center)       6.000             07/01/2030            1,015,804
        2,580,000       NYS DA (St. James Mercy Hospital)                    5.400             02/01/2038            2,589,107
      101,800,000       NYS DA (St. Lukes Roosevelt Hospital)                4.900             08/15/2031           99,685,614
        1,505,000       NYS DA (St. Thomas Aquinas College)                  5.250             07/01/2028            1,488,234
        3,910,000       NYS DA (St. Vincent DePaul Residence)                5.300             07/01/2018            3,998,874
        2,500,000       NYS DA (University of Rochester)                     5.000             07/01/2039            2,451,375
        2,095,000       NYS DA (Vassar Brothers) (5)                         5.375             07/01/2025            2,139,351
       11,695,000       NYS DA (Vassar College) (4)                          5.000             07/01/2046           11,556,589
        7,055,000       NYS DA (White Plains Hospital)                       5.375             02/15/2043            7,116,237
        2,500,000       NYS DA (Willow Towers)                               5.400             02/01/2034            2,546,200
       26,090,000       NYS DA (Wyckoff Heights Medical Center)              5.300             08/15/2021           26,498,830
          715,000       NYS DA, Series B                                     6.650             08/15/2030              739,117
          100,000       NYS EFC (Clean Water & Drinking Revolving
                        Funds)                                               5.125             06/15/2031              100,838
        4,095,000       NYS EFC (Clean Water & Drinking Revolving
                        Funds)                                               5.400             07/15/2021            4,225,590
        7,500,000       NYS EFC (NYS Water Services)                         5.950             01/15/2020            7,833,750
        2,365,000       NYS EFC (NYS Water Services)                         6.000             01/15/2031            2,400,049

                         17 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $         50,000       NYS EFC (United Waterworks)                          5.150%            03/01/2034     $         47,266
        7,000,000       NYS ERDA (Brooklyn Union Gas Company) RIBS           8.601 (8)         04/01/2020            7,306,460
       16,300,000       NYS ERDA (Brooklyn Union Gas Company) RIBS           9.894 (8)         07/01/2026           16,806,767
          235,000       NYS ERDA (Central Hudson Gas & Electric Co.)         5.450             08/01/2027              237,604
          160,000       NYS ERDA (Corning Natural Gas)                       8.250             12/01/2018              160,749
        5,000,000       NYS ERDA (LILCO)                                     5.150             03/01/2016            5,058,300
       23,125,000       NYS ERDA (LILCO) (5)                                 5.300             11/01/2023           23,359,950
          350,000       NYS ERDA (LILCO)                                     5.300             10/01/2024              352,989
          100,000       NYS ERDA (LILCO)                                     5.300             08/01/2025              100,693
           75,000       NYS ERDA (LILCO)                                     5.300             08/01/2025               74,994
       13,940,000       NYS ERDA (Niagara Mohawk) (4)                        5.150             11/01/2025           14,029,704
       14,500,000       NYS ERDA (Rochester Gas & Electric) (4)              5.950             09/01/2033           14,618,900
        3,095,000       NYS HFA (Affordable Hsg.)                            5.100             11/01/2028            2,917,997
        4,400,000       NYS HFA (Affordable Hsg.)                            5.250             11/01/2027            4,305,004
        2,365,000       NYS HFA (Affordable Hsg.)                            5.250             11/01/2038            2,189,162
        8,185,000       NYS HFA (Affordable Hsg.)                            5.300             11/01/2037            7,831,654
       10,220,000       NYS HFA (Affordable Hsg.)                            5.450             11/01/2045            9,863,731
        2,700,000       NYS HFA (Children's Rescue)                          7.625             05/01/2018            2,700,324
        1,735,000       NYS HFA (Crotona Estates Apartments)                 4.950             08/15/2038            1,538,910
          990,000       NYS HFA (Friendship)                                 5.100             08/15/2041              901,692
           15,000       NYS HFA (General Hsg.)                               6.600             11/01/2008               15,313
        1,495,000       NYS HFA (Golden Age Apartments)                      5.000             02/15/2037            1,359,314
        5,960,000       NYS HFA (Highland Avenue Senior Apartments)          5.000             02/15/2039            5,568,666
        8,865,000       NYS HFA (Horizons at Wawayanda)                      5.350             06/01/2025            8,849,486
        7,640,000       NYS HFA (Hospital & Nursing Home)                    5.150             11/01/2016            7,697,376
        1,645,000       NYS HFA (Kensico Terrace Apartments)                 4.900             02/15/2038            1,448,554
          950,000       NYS HFA (Kensico Terrace Apartments)                 4.950             02/15/2038              843,306
            5,000       NYS HFA (Meadow Manor)                               7.750             11/01/2019                5,104
        3,980,000       NYS HFA (Multifamily Hsg.)                           4.850             02/15/2038            3,478,480
        6,580,000       NYS HFA (Multifamily Hsg.)                           4.850             11/01/2040            5,773,226
          745,000       NYS HFA (Multifamily Hsg.)                           5.250             11/15/2028              719,476
        1,340,000       NYS HFA (Multifamily Hsg.)                           5.300             08/15/2024            1,340,268
        1,700,000       NYS HFA (Multifamily Hsg.)                           5.300             11/15/2039            1,610,274
        1,070,000       NYS HFA (Multifamily Hsg.)                           5.350             08/15/2020            1,083,921
        2,860,000       NYS HFA (Multifamily Hsg.)                           5.350             08/15/2031            2,767,250
        2,080,000       NYS HFA (Multifamily Hsg.)                           5.375             02/15/2035            2,001,272
        3,250,000       NYS HFA (Multifamily Hsg.)                           5.450             08/15/2032            3,168,490
        2,075,000       NYS HFA (Multifamily Hsg.)                           5.500             08/15/2030            2,048,565
        1,215,000       NYS HFA (Multifamily Hsg.)                           5.550             08/15/2019            1,235,789
        1,385,000       NYS HFA (Multifamily Hsg.)                           5.600             08/15/2019            1,409,307
        1,240,000       NYS HFA (Multifamily Hsg.)                           5.600             02/15/2026            1,241,116
        1,730,000       NYS HFA (Multifamily Hsg.)                           5.600             08/15/2033            1,725,225
        1,125,000       NYS HFA (Multifamily Hsg.)                           5.650             08/15/2030            1,127,655
        3,200,000       NYS HFA (Multifamily Hsg.)                           5.650             08/15/2030            3,207,552
        1,000,000       NYS HFA (Multifamily Hsg.)                           5.650             08/15/2031            1,002,360
        1,710,000       NYS HFA (Multifamily Hsg.)                           5.650             02/15/2034            1,666,788
        2,120,000       NYS HFA (Multifamily Hsg.)                           5.700             08/15/2033            2,126,275
        4,715,000       NYS HFA (Multifamily Hsg.)                           6.125             08/15/2038            4,732,446
           25,000       NYS HFA (Multifamily Hsg.)                           6.200             08/15/2016               25,122
          695,000       NYS HFA (Multifamily Hsg.)                           6.250             02/15/2031              696,828
        1,255,000       NYS HFA (Multifamily Hsg.)                           6.400             11/15/2027            1,261,614

                         18 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY           VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      2,735,000       NYS HFA (Multifamily Hsg.) (5)                       6.700%            08/15/2025     $      2,737,544
        5,480,000       NYS HFA (Multifamily Hsg.) (5)                       6.750             11/15/2036            5,571,078
          480,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2009              489,014
          525,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2010              534,860
          565,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2011              575,611
          605,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2012              616,362
          655,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2013              667,301
          780,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2014              794,648
          835,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2015              850,681
          900,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2016              916,902
          990,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2017            1,008,592
        1,060,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2018            1,079,907
          460,000       NYS HFA (Nonprofit Hsg.)                             8.400             11/01/2019              468,639
        1,490,000       NYS HFA (North Street)                               5.050             08/15/2039            1,357,196
        4,535,000       NYS HFA (Phillips Village)                           7.750             08/15/2017            4,627,877
        4,200,000       NYS HFA (Senior Devel. Hsg.)                         5.400             11/15/2042            3,956,022
           70,000       NYS HFA (Service Contract)                           5.375             03/15/2023               70,029
        5,600,000       NYS HFA (Service Contract)                           5.500             09/15/2022            5,659,304
        5,520,000       NYS HFA (Service Contract)                           5.500             03/15/2025            5,577,518
           35,000       NYS HFA (Service Contract) (5)                       6.500             03/15/2025               35,057
           80,000       NYS HFA (Shorehill Hsg.)                             7.500             05/01/2008               80,085
        1,540,000       NYS HFA (Tiffany Gardens)                            4.900             08/15/2025            1,454,977
        3,210,000       NYS HFA (Tiffany Gardens)                            5.125             08/15/2037            2,943,827
          230,000       NYS LGSC (SCSB) (2)                                  7.250             12/15/2011              230,699
          810,000       NYS LGSC (SCSB) (2)                                  7.375             12/15/2016              813,078
          980,000       NYS LGSC (SCSB) (2)                                  7.750             12/15/2021              981,245
          960,000       NYS Medcare (Hospital & Nursing Home)                6.300             08/15/2023              962,150
          740,000       NYS Medcare (Hospital & Nursing Home)                6.375             08/15/2033              741,702
          270,000       NYS Medcare (Hospital & Nursing Home)                7.400             11/01/2016              271,555
          195,000       NYS Medcare (Hospital & Nursing Home)                9.375             11/01/2016              198,069
           30,000       NYS Medcare (M.G. Nursing Home)                      6.200             02/15/2015               30,083
        1,670,000       NYS Medcare (M.G. Nursing Home)                      6.375             02/15/2035            1,673,758
            5,000       NYS UDC (Correctional Facilities)                    6.309 (3)         01/01/2013                3,989
        5,480,000       Oneida County, NY IDA (Bonide Products)              6.250             11/01/2018            5,135,308
          830,000       Oneida County, NY IDA (Civic Facilities-Mohawk
                        Valley)                                              5.000             09/15/2035              620,234
          450,000       Oneida County, NY IDA (Mohawk Valley
                        Handicapped Services)                                5.300             03/15/2019              428,252
          840,000       Oneida County, NY IDA (Mohawk Valley
                        Handicapped Services)                                5.350             03/15/2029              738,528
        1,190,000       Oneida County, NY IDA (Presbyterian Home)            5.250             03/01/2019            1,205,803
        1,015,000       Oneida County, NY IDA (Presbyterian Home)            6.100             06/01/2020            1,056,798
        3,990,000       Onondaga County, NY IDA (Air Cargo)                  6.125             01/01/2032            3,904,095
        2,000,000       Onondaga County, NY IDA (Air Cargo)                  7.250             01/01/2032            2,035,720
        2,200,000       Onondaga County, NY IDA (Anheuser-Busch)             4.950             07/01/2036            1,950,388
          435,000       Onondaga County, NY IDA (Coltec Industries)          7.250             06/01/2008              435,987
          770,000       Onondaga County, NY IDA (Coltec Industries)          9.875             10/01/2010              791,498
        1,235,000       Onondaga County, NY IDA (Community General
                        Hospital)                                            5.500             11/01/2018            1,175,461

                         19 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      6,485,000       Onondaga County, NY IDA (Community General
                        Hospital) (5)                                        6.625%            01/01/2018     $      6,490,058
        1,185,000       Onondaga County, NY IDA (Free Library)               5.125             03/01/2030            1,149,284
        1,115,000       Onondaga County, NY IDA (Free Library)               5.125             03/01/2037            1,062,495
        4,710,000       Onondaga County, NY IDA (Le Moyne College)           5.625             12/01/2021            4,799,443
        9,600,000       Onondaga County, NY IDA (Solvay Paperboard)          6.800             11/01/2014            9,700,992
       67,200,000       Onondaga County, NY IDA (Solvay Paperboard)          7.000             11/01/2030           68,077,632
          500,000       Onondaga County, NY IDA Sewage Waste
                        Facilities (Anheuser-Busch Companies)                6.250             12/01/2034              504,345
       49,164,598       Onondaga County, NY Res Rec                          0.000 (6)         05/01/2022           30,266,218
       41,580,000       Onondaga County, NY Res Rec                          5.000             05/01/2015           38,504,743
        2,500,000       Orange County, NY IDA (Arden Hill Life Care
                        Center)                                              7.000             08/01/2021            2,569,400
        2,325,000       Orange County, NY IDA (Arden Hill Life Care
                        Center)                                              7.000             08/01/2031            2,374,825
        2,090,000       Orange County, NY IDA (Arden Hill Life Care
                        Center)                                              7.000             08/01/2031            2,134,789
        2,705,000       Orange County, NY IDA (Glen Arden)                   5.625             01/01/2018            2,589,307
        5,590,000       Orange County, NY IDA (Glen Arden)                   5.700             01/01/2028            4,929,206
          250,000       Orange County, NY IDA (Orange Mental
                        Retardation Properties)                              7.800             07/01/2011              250,868
        1,715,000       Orange County, NY IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                            5.375             12/01/2021            1,741,342
        6,330,000       Orange County, NY IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                            5.375             12/01/2026            6,367,094
        2,235,000       Orange County, NY IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                            5.375             12/01/2026            2,248,097
        7,435,000       Orange County, NY IDA (Tuxedo Place) (2)             7.000             08/01/2032            5,276,694
        2,500,000       Orange County, NY IDA (Tuxedo Place) (2)             7.000             08/01/2033            1,771,350
        2,755,000       Oswego County, NY IDA (Bishop's Common)              5.375             02/01/2049            2,768,913
        3,260,000       Oswego County, NY IDA (Seneca Hill Manor)            5.650             08/01/2037            3,329,666
        6,870,000       Otsego County, NY IDA (Hartwick College)             5.900             07/01/2022            6,774,988
        1,350,000       Otsego County, NY IDA (Hartwick College)             6.000             07/01/2013            1,409,130
        1,435,000       Otsego County, NY IDA (Hartwick College)             6.000             07/01/2014            1,488,927
        1,520,000       Otsego County, NY IDA (Hartwick College)             6.000             07/01/2015            1,561,906
        1,610,000       Otsego County, NY IDA (Hartwick College)             6.000             07/01/2016            1,643,955
        3,030,000       Otsego County, NY IDA (Mary Imogene Bassett
                        Hospital)                                            5.350             11/01/2020            3,089,115
       12,635,000       Peekskill, NY IDA (Drum Hill)                        6.375             10/01/2028           11,140,785
        2,055,000       Penfield-Crown Oak, NY Hsg. Devel. Corp.
                        (Crown Oak Apartments)                               4.875             12/01/2038            1,941,009
        1,150,000       Port Authority  NY/NJ (Continental Airlines)         9.000             12/01/2010            1,160,005
       50,775,000       Port Authority  NY/NJ (Continental Airlines)         9.125             12/01/2015           52,349,025
        3,195,000       Port Authority  NY/NJ (Delta Air Lines) (2)          6.950             06/01/2008            3,191,070
       15,765,000       Port Authority  NY/NJ (JFK International Air
                        Terminal) (5)                                        5.750             12/01/2022           15,897,899
       28,805,000       Port Authority  NY/NJ (JFK International Air
                        Terminal) (5)                                        5.750             12/01/2025           28,810,473
        2,625,000       Port Authority  NY/NJ (JFK International Air
                        Terminal)                                            5.900             12/01/2017            2,676,713
        7,410,000       Port Authority  NY/NJ (KIAC)                         6.750             10/01/2011            7,405,480

                         20 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $     47,775,000       Port Authority  NY/NJ (KIAC)                         6.750%            10/01/2019     $     47,924,058
           35,000       Port Authority  NY/NJ, 122nd Series                  5.000             07/15/2026               34,017
          520,000       Port Authority  NY/NJ, 122nd Series                  5.125             01/15/2036              498,779
        9,810,000       Port Authority  NY/NJ, 124th Series                  5.000             08/01/2036            9,162,442
          245,000       Port Authority  NY/NJ, 126th Series                  5.125             11/15/2028              236,371
          240,000       Port Authority  NY/NJ, 126th Series                  5.125             11/15/2030              229,613
        1,145,000       Port Authority  NY/NJ, 127th Series                  5.125             06/15/2037            1,084,430
           50,000       Port Authority  NY/NJ, 127th Series                  5.200             12/15/2027               49,107
        7,070,000       Port Authority  NY/NJ, 127th Series                  5.250             12/15/2032            6,888,018
          495,000       Port Authority  NY/NJ, 132nd Series                  5.000             09/01/2026              502,950
       80,000,000       Port Authority  NY/NJ, 135th Series (4)              5.000             03/15/2039           79,791,600
       17,855,000       Port Authority  NY/NJ, 136th Series                  5.125             05/01/2034           17,020,279
       19,175,000       Port Authority  NY/NJ, 136th Series                  5.375             11/01/2028           19,267,615
       22,855,000       Port Authority  NY/NJ, 136th Series                  5.500             11/01/2029           23,106,405
        1,430,000       Port Authority  NY/NJ, 137th Series                  5.125             07/15/2030            1,382,867
       26,000,000       Port Authority  NY/NJ, 138th Series                  4.750             12/01/2034           23,559,640
       27,255,000       Port Authority  NY/NJ, 141st Series                  4.500             09/01/2029           23,942,155
       47,910,000       Port Authority  NY/NJ, 143rd Series (4)              5.000             04/01/2036           45,491,503
       27,535,000       Port Authority  NY/NJ, 143rd Series (4)              5.000             04/01/2036           25,803,468
       12,840,000       Port Authority  NY/NJ, 146th Series (4)              4.500             12/01/2034           11,250,536
       26,100,000       Port Authority  NY/NJ, 146th Series (4)              4.750             12/01/2027           24,388,362
           10,000       Port Authority  NY/NJ, 146th Series                  4.500             12/01/2034                8,762
           10,000       Port Authority  NY/NJ, 146th Series                  4.750             12/01/2027                9,344
       13,005,000       Port Authority  NY/NJ, 147th Series                  4.750             10/15/2028           11,887,871
       19,705,000       Port Authority  NY/NJ, 147th Series                  5.000             10/15/2027           18,737,485
       20,000,000       Port Authority  NY/NJ, 147th Series                  5.000             10/15/2032           18,738,200
       72,000,000       Port Authority  NY/NJ, 151st Series (4)              5.750             03/15/2035           73,033,200
       50,660,000       Port Authority  NY/NJ, 37th Series                   5.250             07/15/2034           49,490,767
        2,755,000       Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
                        Corp.)                                               6.000             08/01/2032            2,804,425
        1,990,000       Putnam County, NY IDA (Brewster Plastics) (5)        8.500             12/01/2016            1,991,652
        1,500,000       Rensselaer County, NY IDA (Franciscan Heights)       5.375             12/01/2036            1,492,275
       27,455,000       Rensselaer County, NY IDA (Rensselaer
                        Polytechnical Institute) (5)                         5.000             03/01/2036           26,927,315
        6,385,000       Rensselaer County, NY Tobacco Asset
                        Securitization Corp.                                 5.625             06/01/2035            6,292,673
        7,300,000       Rensselaer County, NY Tobacco Asset
                        Securitization Corp.                                 5.750             06/01/2043            7,266,566
       18,415,000       Rensselaer, NY Municipal Leasing Corp.
                        (Rensselaer County Nursing Home)                     6.900             06/01/2024           18,462,142
        1,495,000       Riverhead, NY IDA (Michael Reilly Design)            8.875             08/01/2021            1,491,562
        5,365,000       Rochester, NY Hsg. Authority (Andrews Terrace
                        Apartments)                                          4.600             12/20/2026            4,881,184
        7,565,000       Rochester, NY Hsg. Authority (Andrews Terrace
                        Apartments)                                          4.700             12/20/2038            6,453,928
       15,695,000       Rochester, NY Hsg. Authority (Andrews Terrace
                        Apartments)                                          4.800             12/20/2048           13,358,485
        6,790,000       Rochester, NY Museum & Science Center                6.125             12/01/2015            6,558,868

                         21 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      1,195,000       Rockland County, NY IDA (Crystal Run
                        Village/Rockland County Assoc. for the
                        Learning Disabled Obligated Group)                   4.900%            07/01/2021     $      1,065,343
        9,225,000       Rockland County, NY Tobacco Asset
                        Securitization Corp. (4)                             5.625             08/15/2035            9,091,361
       10,095,000       Rockland County, NY Tobacco Asset
                        Securitization Corp. (4)                             5.750             08/15/2043           10,049,035
       30,000,000       Rockland County, NY Tobacco Asset
                        Securitization Corp.                                 5.875 (3)         08/15/2045            1,970,700
      441,000,000       Rockland County, NY Tobacco Asset
                        Securitization Corp.                                 7.624 (3)         08/15/2060            6,553,260
           20,000       Sanford Town, NY GO                                  5.250             04/15/2015               21,579
           20,000       Sanford Town, NY GO                                  5.250             04/15/2016               21,570
           25,000       Sanford Town, NY GO                                  5.250             04/15/2017               26,720
           25,000       Sanford Town, NY GO                                  5.250             04/15/2018               26,497
           25,000       Sanford Town, NY GO                                  5.250             04/15/2019               26,380
           25,000       Sanford Town, NY GO                                  5.250             04/15/2020               26,265
           30,000       Sanford Town, NY GO                                  5.250             04/15/2021               31,373
           30,000       Sanford Town, NY GO                                  5.250             04/15/2022               31,236
           30,000       Sanford Town, NY GO                                  5.250             04/15/2023               31,114
           30,000       Sanford Town, NY GO                                  5.250             04/15/2024               30,931
           35,000       Sanford Town, NY GO                                  5.250             04/15/2025               35,945
           35,000       Sanford Town, NY GO                                  5.250             04/15/2026               35,805
           40,000       Sanford Town, NY GO                                  5.250             04/15/2027               40,894
           40,000       Sanford Town, NY GO                                  5.250             04/15/2028               40,800
           40,000       Sanford Town, NY GO                                  5.250             04/15/2029               40,734
           45,000       Sanford Town, NY GO                                  5.250             04/15/2030               45,736
           45,000       Sanford Town, NY GO                                  5.250             04/15/2031               45,617
           50,000       Sanford Town, NY GO                                  5.250             04/15/2032               50,656
           50,000       Sanford Town, NY GO                                  5.250             04/15/2033               50,587
           55,000       Sanford Town, NY GO                                  5.250             04/15/2034               55,624
           60,000       Sanford Town, NY GO                                  5.250             04/15/2035               60,625
           60,000       Sanford Town, NY GO                                  5.250             04/15/2036               60,586
        3,000,000       Saratoga County, NY IDA (Saratoga
                        Hospital/Saratoga Care/Benedict Community
                        Health Center)                                       5.125             12/01/2033            2,842,080
        1,635,000       Schenectady, NY IDA (Schaffer Heights Hsg.)          6.000             11/01/2030            1,701,790
        3,335,000       Schenectady, NY IDA (Union College)                  5.000             07/01/2031            3,343,671
        3,405,000       Schenectady, NY Metroplex Devel. Authority,
                        Series A                                             5.375             12/15/2021            3,499,319
           68,000       Schroon Lake, NY Fire District (2)                   7.250             03/01/2009               68,376
          175,000       Scotia, NY Hsg. Authority (Holyrood House)           7.000             06/01/2009              175,418
        2,650,000       Seneca County, NY IDA (New York Chiropractic
                        College)                                             5.000             10/01/2027            2,476,505
        2,480,000       SONYMA, Series 106                                   5.100             04/01/2023            2,439,700
       22,885,000       SONYMA, Series 106                                   5.250             04/01/2034           21,586,047
       32,440,000       SONYMA, Series 109 (4)                               4.950             10/01/2034           29,175,401
        5,500,000       SONYMA, Series 130                                   4.650             04/01/2027            4,935,205
        5,920,000       SONYMA, Series 130                                   4.800             10/01/2037            5,223,098
       14,865,000       SONYMA, Series 133                                   5.050             10/01/2026           14,379,212
       23,500,000       SONYMA, Series 137 (5)                               4.700             10/01/2031           20,777,055

                         22 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $     23,290,000       SONYMA, Series 140                                   4.750%            10/01/2037     $     20,569,961
        2,000,000       SONYMA, Series 143                                   4.850             10/01/2027            1,835,380
        2,375,000       SONYMA, Series 143                                   4.875             10/01/2030            2,156,263
       11,745,000       SONYMA, Series 143                                   4.900             10/01/2037           10,425,919
        2,700,000       SONYMA, Series 145                                   5.050             10/01/2029            2,541,402
        5,045,000       SONYMA, Series 145                                   5.125             10/01/2037            4,626,315
        5,000,000       SONYMA, Series 148                                   5.150             10/01/2027            4,783,650
        6,370,000       SONYMA, Series 148                                   5.200             10/01/2032            6,081,566
          820,000       SONYMA, Series 152                                   5.375             04/01/2023              825,945
        2,475,000       SONYMA, Series 29                                    5.450             04/01/2031            2,427,307
       18,785,000       SONYMA, Series 29                                    5.450             10/01/2031           19,789,998
        7,035,000       SONYMA, Series 35                                    4.800             10/01/2030            6,325,028
           25,000       SONYMA, Series 67                                    5.700             10/01/2017               25,329
        8,250,000       SONYMA, Series 67                                    5.800             10/01/2028            8,355,518
        3,535,000       SONYMA, Series 69                                    5.400             10/01/2019            3,560,699
        7,675,000       SONYMA, Series 69                                    5.500             10/01/2028            7,835,484
       18,000,000       SONYMA, Series 71 (4)                                5.400             04/01/2029           18,138,510
           30,000       SONYMA, Series 71                                    5.400             04/01/2029               30,206
       11,405,000       SONYMA, Series 71                                    5.400             04/01/2029           11,492,819
           30,000       SONYMA, Series 73                                    5.250             10/01/2017               30,355
       23,840,000       SONYMA, Series 73-A                                  5.300             10/01/2028           23,115,741
          285,000       SONYMA, Series 77                                    5.150             04/01/2029              271,984
       10,175,000       SONYMA, Series 79                                    5.300             04/01/2029           10,246,530
          440,000       SONYMA, Series 82                                    5.650             04/01/2030              460,042
        4,775,000       SONYMA, Series 97                                    5.500             04/01/2031            4,713,689
        7,125,000       St. Lawrence County, NY IDA (Clarkson
                        University)                                          5.000             07/01/2031            7,028,029
        4,360,000       St. Lawrence County, NY IDA (Curran Renewable
                        Energy)                                              7.250             12/01/2029            4,202,822
        1,150,000       Suffolk County, NY IDA (ACLD)                        6.000             12/01/2019            1,090,223
          495,000       Suffolk County, NY IDA (ALIA-ACDS)                   7.125             06/01/2017              506,043
        2,200,000       Suffolk County, NY IDA (ALIA-ACLD)                   5.950             10/01/2021            2,005,080
          285,000       Suffolk County, NY IDA (ALIA-ACLD)                   6.375             06/01/2014              281,623
          820,000       Suffolk County, NY IDA (ALIA-ACLD)                   6.500             03/01/2018              810,800
          675,000       Suffolk County, NY IDA (ALIA-ACLD)                   7.500             09/01/2015              696,195
          235,000       Suffolk County, NY IDA (ALIA-ADD)                    6.950             12/01/2014              240,266
          450,000       Suffolk County, NY IDA (ALIA-ADD)                    7.125             06/01/2017              460,040
          345,000       Suffolk County, NY IDA (ALIA-ADD)                    7.500             09/01/2015              355,833
          845,000       Suffolk County, NY IDA (ALIA-Adelante)               6.500             11/01/2037              794,469
        1,310,000       Suffolk County, NY IDA (ALIA-Civic Facility)         5.950             11/01/2022            1,256,146
        3,200,000       Suffolk County, NY IDA (ALIA-DDI)                    5.950             10/01/2021            2,916,480
        1,110,000       Suffolk County, NY IDA (ALIA-DDI)                    6.375             06/01/2014            1,096,847
          100,000       Suffolk County, NY IDA (ALIA-DDI)                    7.500             09/01/2015              103,140
          840,000       Suffolk County, NY IDA (ALIA-FREE)                   5.950             10/01/2021              765,576
          630,000       Suffolk County, NY IDA (ALIA-FREE)                   6.375             06/01/2014              622,535
        1,450,000       Suffolk County, NY IDA (ALIA-FREE)                   6.950             12/01/2014            1,482,495
        3,620,000       Suffolk County, NY IDA (ALIA-FREE)                   7.125             06/01/2017            3,700,762
          605,000       Suffolk County, NY IDA (ALIA-IGHL)                   5.950             10/01/2021              551,397
          775,000       Suffolk County, NY IDA (ALIA-IGHL)                   5.950             11/01/2022              743,140
          380,000       Suffolk County, NY IDA (ALIA-IGHL)                   6.000             10/01/2031              333,370
          505,000       Suffolk County, NY IDA (ALIA-IGHL)                   6.375             06/01/2014              499,016
          495,000       Suffolk County, NY IDA (ALIA-IGHL)                   6.950             12/01/2014              506,093

                         23 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      1,040,000       Suffolk County, NY IDA (ALIA-IGHL)                   7.125%            06/01/2017     $      1,063,202
        1,945,000       Suffolk County, NY IDA (ALIA-IGHL)                   7.250             12/01/2033            1,987,187
          215,000       Suffolk County, NY IDA (ALIA-IGHL)                   7.500             09/01/2015              221,751
        2,085,000       Suffolk County, NY IDA (ALIA-LIHIA)                  5.950             11/01/2022            1,999,286
          295,000       Suffolk County, NY IDA (ALIA-LIHIA)                  6.375             06/01/2014              291,504
          590,000       Suffolk County, NY IDA (ALIA-LIHIA)                  6.950             12/01/2014              603,222
          220,000       Suffolk County, NY IDA (ALIA-LIHIA)                  7.500             09/01/2015              226,908
          495,000       Suffolk County, NY IDA (ALIA-MCH)                    6.375             06/01/2014              489,134
        1,370,000       Suffolk County, NY IDA (ALIA-MCH)                    6.950             12/01/2014            1,400,702
        1,270,000       Suffolk County, NY IDA (ALIA-MCH)                    7.125             06/01/2017            1,298,334
          825,000       Suffolk County, NY IDA (ALIA-NYS ARC)                5.950             11/01/2022              791,084
          670,000       Suffolk County, NY IDA (ALIA-NYS ARC)                7.500             09/01/2015              691,038
          360,000       Suffolk County, NY IDA (ALIA-Pederson-Krag
                        Center)                                              8.375             06/01/2016              373,846
          540,000       Suffolk County, NY IDA (ALIA-SMCFS)                  7.500             09/01/2015              556,956
          640,000       Suffolk County, NY IDA (ALIA-Suffolk Hostels)        7.500             09/01/2015              660,096
        2,000,000       Suffolk County, NY IDA (ALIA-UCPAGS)                 5.950             10/01/2021            1,822,800
          210,000       Suffolk County, NY IDA (ALIA-UCPAGS)                 6.375             06/01/2014              207,512
          860,000       Suffolk County, NY IDA (ALIA-UCPAGS)                 6.950             12/01/2014              879,273
          730,000       Suffolk County, NY IDA (ALIA-UCPAGS)                 7.000             06/01/2016              743,315
          445,000       Suffolk County, NY IDA (ALIA-UCPAGS)                 7.500             09/01/2015              458,973
        3,530,000       Suffolk County, NY IDA (ALIA-UVBH)                   6.500             11/01/2037            3,318,906
          800,000       Suffolk County, NY IDA (ALIA-WORCA)                  5.950             11/01/2022              767,112
          305,000       Suffolk County, NY IDA (ALIA-WORCA)                  6.950             12/01/2014              311,835
          795,000       Suffolk County, NY IDA (ALIA-WORCA)                  7.125             06/01/2017              812,736
          530,000       Suffolk County, NY IDA (ALIA-WORCA)                  7.500             09/01/2015              546,642
          710,000       Suffolk County, NY IDA (Catholic Charities)          6.000             10/01/2020              662,906
          225,000       Suffolk County, NY IDA (DDI)                         6.000             12/01/2019              213,305
          615,000       Suffolk County, NY IDA (DDI)                         6.000             10/01/2020              574,207
          635,000       Suffolk County, NY IDA (DDI)                         6.000             10/01/2020              588,899
          185,000       Suffolk County, NY IDA (DDI)                         6.250             03/01/2009              184,700
        5,025,000       Suffolk County, NY IDA (DDI)                         7.250             03/01/2024            5,120,525
        8,520,000       Suffolk County, NY IDA (DDI)                         8.750             03/01/2023            8,914,135
        5,000,000       Suffolk County, NY IDA (Dowling College)             5.000             06/01/2036            3,942,250
        3,135,000       Suffolk County, NY IDA (Dowling College)             6.700             12/01/2020            3,149,735
        3,000,000       Suffolk County, NY IDA (Easter Long Island
                        Hospital Assoc.)                                     5.375             01/01/2027            2,588,850
        2,745,000       Suffolk County, NY IDA (Easter Long Island
                        Hospital Assoc.)                                     5.500             01/01/2037            2,274,315
        1,640,000       Suffolk County, NY IDA (Family Residences)           6.000             12/01/2019            1,554,753
        1,345,000       Suffolk County, NY IDA (Family Services League)      5.000             11/01/2027            1,350,178
          830,000       Suffolk County, NY IDA (Family Services League)      5.000             11/01/2034              823,086
          125,000       Suffolk County, NY IDA (Federation of
                        Organizations)                                       7.625             04/01/2010              125,690
        2,195,000       Suffolk County, NY IDA (Federation of
                        Organizations)                                       8.125             04/01/2030            2,193,881
        2,600,000       Suffolk County, NY IDA (Gurwin Jewish-Phase II)      6.700             05/01/2039            2,648,594
        3,860,000       Suffolk County, NY IDA (Huntington First Aid
                        Squad)                                               6.650             11/01/2017            3,851,740
          255,000       Suffolk County, NY IDA (Independent Group Home
                        Living)                                              6.000             12/01/2019              241,745

                         24 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      1,225,000       Suffolk County, NY IDA (Independent Group Home
                        Living)                                              6.000%            10/01/2020     $      1,143,746
        3,275,000       Suffolk County, NY IDA (Innovative Realty I)         6.000             11/01/2037            2,985,359
        7,200,000       Suffolk County, NY IDA (Jefferson's Ferry)           5.000             11/01/2028            6,378,336
       30,720,000       Suffolk County, NY IDA (Keyspan-Port Jefferson
                        Center) (5)                                          5.250             06/01/2027           29,190,144
        4,065,000       Suffolk County, NY IDA (L.I.  Network
                        Community Services)                                  7.550             02/01/2034            4,075,854
        8,000,000       Suffolk County, NY IDA (Medford Hamlet
                        Assisted Living)                                     6.375             01/01/2039            7,399,040
        1,865,000       Suffolk County, NY IDA (Nassau-Suffolk
                        Services for Autism)                                 6.750             11/01/2036            1,674,639
          635,000       Suffolk County, NY IDA (Nassau-Suffolk
                        Services for Autism)                                 6.750             11/01/2036              570,186
        2,925,000       Suffolk County, NY IDA (New Interdisciplinary
                        School)                                              6.750             12/01/2019            2,795,306
        8,750,000       Suffolk County, NY IDA (Nissequogue
                        Cogeneration Partners)                               5.300             01/01/2013            8,291,675
       18,925,000       Suffolk County, NY IDA (Nissequogue
                        Cogeneration Partners)                               5.500             01/01/2023           16,745,976
        1,000,000       Suffolk County, NY IDA (Peconic Landing
                        Retirement Home)                                     8.000             10/01/2020            1,064,610
        2,850,000       Suffolk County, NY IDA (Peconic Landing
                        Retirement Home)                                     8.000             10/01/2030            3,019,803
        4,800,000       Suffolk County, NY IDA (Pederson-Krager Center)      7.200             02/01/2035            4,823,280
          100,000       Suffolk County, NY IDA (Pederson-Krager Center)      7.625             04/01/2010              101,896
        2,545,000       Suffolk County, NY IDA (Pederson-Krager Center)      8.125             04/01/2030            2,664,030
          930,000       Suffolk County, NY IDA (Special Needs
                        Facilities Pooled Program)                           5.250             07/01/2022              854,949
          105,000       Suffolk County, NY IDA (St. Vincent De Paul in
                        the Diocese of Rockville Center)                     7.000             04/01/2010              105,919
        2,595,000       Suffolk County, NY IDA (St. Vincent De Paul in
                        the Diocese of Rockville Center)                     8.000             04/01/2030            2,627,827
          535,000       Suffolk County, NY IDA (Suffolk Hotels)              6.000             10/01/2020              499,513
        2,025,000       Suffolk County, NY IDA (United Cerebral Palsy
                        Assoc.)                                              6.000             12/01/2019            1,919,741
        3,325,000       Suffolk County, NY IDA (United Cerebral Palsy
                        Assoc.)                                              7.875             09/01/2041            3,179,232
        1,620,000       Suffolk County, NY IDA (Windmill Village)            5.700             12/01/2026            1,639,877
        1,305,000       Suffolk County, NY IDA (Windmill Village)            5.750             12/01/2031            1,317,084
          995,000       Suffolk County, NY IDA (WORCA)                       6.000             10/01/2020              929,002
           50,000       Suffolk County, NY Water Authority                   5.125             06/01/2026               50,585
        4,000,000       Sullivan County, NY Community College COP (2)        5.750             08/15/2025            3,539,600
        4,355,000       Sullivan County, NY IDA (Center for Discovery)       5.625             06/01/2013            4,171,742
       14,115,000       Sullivan County, NY IDA (Center for Discovery)       5.875             07/01/2022           12,893,206
        6,400,000       Sullivan County, NY IDA (Center for Discovery)       6.000             06/01/2019            5,997,184
       13,840,000       Sullivan County, NY IDA (Center for Discovery)       6.000             07/01/2037           12,192,486
        4,800,000       Sullivan County, NY IDA (Center for Discovery)       6.500             06/01/2025            4,554,240
        4,590,000       Sullivan County, NY IDA (Center for Discovery)       6.950             02/01/2035            4,600,465
        1,585,000       Sullivan County, NY IDA (Center for Discovery)       7.250             02/01/2012            1,603,751
        9,965,000       Sullivan County, NY IDA (Center for Discovery)       7.750             02/01/2027           10,221,399

                         25 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON             MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $      8,350,000       Sullivan County, NY IDA (SCCC Dorm Corp. Civic
                        Facility)                                            7.250%            06/01/2027     $      7,897,263
           75,000       Syracuse, NY Hsg. Authority (Loretto Sedgwick
                        Heights Corp.)                                       7.375             11/01/2008               74,473
        6,995,000       Syracuse, NY Hsg. Authority (Loretto Sedgwick
                        Heights Corp.)                                       8.500             11/01/2031            6,515,213
        6,590,000       Syracuse, NY Hsg. Authority (LRRHCF) (5)             5.800             08/01/2037            6,733,135
        2,435,000       Syracuse, NY Hsg. Authority (Pavilion on James)      7.500             11/01/2042            2,217,944
        2,195,000       Syracuse, NY IDA (Anoplate Corp.) (5)                8.000             11/01/2022            2,263,484
      168,000,000       Syracuse, NY IDA (Carousel Center)                   5.000             01/01/2036          152,340,720
        1,000,000       Syracuse, NY IDA (Crouse Irving Health
                        Hospital)                                            5.375             01/01/2023              848,210
       12,985,000       Syracuse, NY IDA (James Square)                      7.197 (3)         08/01/2025            4,108,064
          725,000       Syracuse, NY IDA (Jewish Home of Central New
                        York)                                                7.375             03/01/2021              749,926
        2,050,000       Syracuse, NY IDA (Jewish Home of Central New
                        York)                                                7.375             03/01/2031            2,112,689
           75,000       Taconic Hills, NY Central School District at
                        Craryville                                           5.000             06/15/2026               75,305
           55,000       Tompkins, NY Health Care Corp. (Reconstruction
                        Home)                                               10.800             02/01/2028               59,860
          435,000       Tonawanda, NY Senior Citizen Hsg. Corp.              6.500             12/01/2010              436,992
      104,800,000       TSASC, Inc. (TFABs) (4)                              5.000             06/01/2034           93,834,776
      287,180,000       TSASC, Inc. (TFABs) (4)                              5.125             06/01/2042          258,337,262
          995,000       UCP/HCA  of Chemung County, NY                       6.600             08/01/2022            1,017,348
       13,200,000       Ulster County, NY IDA (Benedictine Hospital)         6.500             11/01/2036           12,197,592
        1,710,000       Ulster County, NY IDA (Brooklyn Bottling) (5)        8.600             06/30/2022            1,713,967
        4,000,000       Ulster County, NY IDA (Kingston Hospital)            5.650             11/15/2024            4,059,240
        1,465,000       Ulster County, NY IDA (Mid-Hudson Family
                        Health Services)                                     5.350             07/01/2023            1,481,598
          175,000       Ulster County, NY Res Rec                            5.000             03/01/2019              181,204
          185,000       Ulster County, NY Res Rec                            5.000             03/01/2020              190,574
        3,005,000       Ulster County, NY Tobacco Asset Securitization
                        Corp.                                                0.000 (6)         06/01/2040            2,624,026
        2,935,000       Ulster County, NY Tobacco Asset Securitization
                        Corp.                                                6.000             06/01/2040            2,963,734
        2,175,000       Ulster County, NY Tobacco Asset Securitization
                        Corp. (2)                                            6.250             06/01/2025            2,239,532
        3,550,000       Utica, NY IDA (Utica College Civic Facility)         6.850             12/01/2031            3,671,268
        2,310,000       Wayne County, NY IDA (ARC)                           8.375             03/01/2018            2,313,419
        3,945,000       Weschester County, NY IDA (Field Home)               6.000             08/15/2017            3,845,468
        3,335,000       Weschester County, NY IDA (Field Home)               6.500             08/15/2022            3,228,380
           20,000       Westchester County, NY GO                            5.375             12/15/2014               20,103
        4,300,000       Westchester County, NY Healthcare Corp.,
                        Series A                                             5.875             11/01/2025            4,216,709
        1,870,000       Westchester County, NY IDA (Beth Abraham
                        Hospital)                                            8.375             12/01/2025            1,884,044
           90,000       Westchester County, NY IDA (Children's Village)      5.375             03/15/2019               85,639
        4,120,000       Westchester County, NY IDA (Children's
                        Village) (5)                                         6.000             06/01/2022            3,984,287
        1,215,000       Westchester County, NY IDA (Clearview School)        7.250             01/01/2035            1,168,453
        1,300,000       Westchester County, NY IDA (Guiding Eyes for
                        the Blind)                                           5.375             08/01/2024            1,300,325
        1,560,000       Westchester County, NY IDA (JDAM)                    6.750             04/01/2016            1,570,858
        3,325,000       Westchester County, NY IDA (Lawrence Hospital)       5.000             01/01/2028            3,091,884

                         26 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
New York Continued
 $        820,000       Westchester County, NY IDA (Lawrence Hospital)       5.125%            01/01/2018     $        823,132
        1,275,000       Westchester County, NY IDA (Living
                        Independently for the Elderly)                       5.375             08/20/2021            1,320,377
        3,035,000       Westchester County, NY IDA (Living
                        Independently for the Elderly)                       5.400             08/20/2032            3,071,541
        1,545,000       Westchester County, NY IDA (Rippowam-Cisqua
                        School)                                              5.750             06/01/2029            1,430,129
        1,000,000       Westchester County, NY IDA (Schnurmacher
                        Center)                                              6.500             11/01/2013            1,032,920
        1,710,000       Westchester County, NY IDA (Schnurmacher
                        Center)                                              6.500             11/01/2033            1,673,355
          160,000       Westchester County, NY IDA (Westchester
                        Airport Assoc.)                                      5.950             08/01/2024              160,987
          130,000       Westchester County, NY IDA (Westchester Resco
                        Company)                                             5.500             07/01/2009              130,532
        2,590,000       Westchester County, NY IDA (Winward School)          5.250             10/01/2031            2,508,493
       25,540,000       Westchester County, NY Tobacco Asset
                        Securitization Corp. (4)                             5.125             06/01/2038           23,162,865
       32,091,000       Westchester County, NY Tobacco Asset
                        Securitization Corp. (4)                             5.125             06/01/2045           28,608,062
       76,375,000       Westchester County, NY Tobacco Asset
                        Securitization Corp.                                 0.000 (6)         07/15/2039           89,618,425
       34,360,000       Westchester County, NY Tobacco Asset
                        Securitization Corp.                                 5.125             06/01/2038           31,161,428
       20,580,000       Westchester County, NY Tobacco Asset
                        Securitization Corp.                                 5.125             06/01/2045           18,341,102
        3,430,000       Yates County, NY IDA (SSMH)                          5.650             02/01/2039            3,472,532
        4,500,000       Yonkers, NY GO                                       5.000             08/01/2035            4,502,430
        4,685,000       Yonkers, NY IDA (Hudson Scenic Studio)               6.625             11/01/2019            4,548,011
        4,445,000       Yonkers, NY IDA (Monastery Manor Associates)         5.250             04/01/2037            4,341,476
        1,590,000       Yonkers, NY IDA (Philipsburgh Hall Associates)       7.500             11/01/2030            1,282,319
          730,000       Yonkers, NY IDA (Sacred Heart Assoc.)                4.800             10/01/2026              685,988
        2,355,000       Yonkers, NY IDA (Sacred Heart Assoc.) (5)            5.000             10/01/2037            2,193,824
        2,515,000       Yonkers, NY IDA (St. John's Riverside Hospital)      7.125             07/01/2031            2,538,364
        2,270,000       Yonkers, NY IDA (St. Joseph's Hospital)              8.500             12/30/2013            2,273,201
        3,055,000       Yonkers, NY IDA (Westchester School)                 8.750             12/30/2023            3,074,124
          800,000       Yonkers, NY Parking Authority                        6.000             06/15/2018              804,888
        1,215,000       Yonkers, NY Parking Authority                        6.000             06/15/2024            1,165,100
                                                                                                                 -------------
                                                                                                                 9,865,468,123
                                                                                                                 -------------
Other States--0.0%
          415,000       York County, SC Pollution Control (Bowater)          7.400             01/01/2010              312,856
U.S. Possessions--26.1%
        2,995,000       Guam EDA (Harmon Village Apartments) (2,9,10)        9.375             11/01/2018                   --
        1,000,000       Guam Education Financing Foundation COP              5.000             10/01/2023            1,004,810
        3,000,000       Guam Government Waterworks Authority and
                        Wastewater System                                    5.875             07/01/2035            2,836,470
          300,000       Guam Hsg. Corp. (Single Family Mtg.)                 5.750             09/01/2031              301,833
          290,000       Guam Power Authority, Series A                       5.250             10/01/2023              264,292
       20,000,000       Guam Power Authority, Series A                       5.250             10/01/2034           17,162,400
       35,300,000       Northern Mariana Islands Commonwealth, Series A      5.000             06/01/2030           29,504,446
        9,765,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.250             03/15/2028            8,417,039

                         27 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
U.S. Possessions Continued
 $     17,750,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.600%            03/15/2028     $     19,097,403
       49,000,000       Puerto Rico Aqueduct & Sewer Authority (4)           5.125             07/01/2047           48,693,260
       16,650,000       Puerto Rico Aqueduct & Sewer Authority               0.000 (6)         07/01/2024           13,993,826
          375,000       Puerto Rico Aqueduct & Sewer Authority               5.000             07/01/2015              378,364
       28,500,000       Puerto Rico Aqueduct & Sewer Authority               6.000             07/01/2038           29,131,560
       92,875,000       Puerto Rico Aqueduct & Sewer Authority (1)           6.000             07/01/2044           94,933,110
       55,200,000       Puerto Rico Children's Trust Fund (TASC)             5.625             05/15/2043           53,433,048
      263,500,000       Puerto Rico Children's Trust Fund (TASC)             6.600 (3)         05/15/2050           13,175,000
      745,000,000       Puerto Rico Children's Trust Fund (TASC)             7.165 (3)         05/15/2055           22,268,050
       13,225,000       Puerto Rico Commonwealth GO                          5.000             07/01/2022           12,986,157
        5,000,000       Puerto Rico Commonwealth GO                          5.000             07/01/2023            4,859,300
           20,000       Puerto Rico Commonwealth GO                          5.000             07/01/2026               20,028
       14,000,000       Puerto Rico Commonwealth GO                          5.000             07/01/2027           13,317,500
       17,510,000       Puerto Rico Commonwealth GO                          5.000             07/01/2029           16,398,465
       10,400,000       Puerto Rico Commonwealth GO                          5.000             07/01/2031            9,618,752
       22,550,000       Puerto Rico Commonwealth GO                          5.000             07/01/2033           20,674,066
       42,530,000       Puerto Rico Commonwealth GO                          5.000             07/01/2035           38,760,566
        5,605,000       Puerto Rico Commonwealth GO                          5.125             07/01/2031            5,288,542
        5,200,000       Puerto Rico Commonwealth GO                          5.250             07/01/2024            5,126,940
       12,395,000       Puerto Rico Commonwealth GO                          5.250             07/01/2026           12,081,530
        2,920,000       Puerto Rico Commonwealth GO                          5.250             07/01/2030            2,815,814
       14,500,000       Puerto Rico Commonwealth GO                          5.250             07/01/2031           13,916,085
       10,230,000       Puerto Rico Commonwealth GO                          5.250             07/01/2034            9,726,275
       35,750,000       Puerto Rico Commonwealth GO                          5.250             07/01/2037           34,104,785
       13,350,000       Puerto Rico Electric Power Authority, Series TT      5.000             07/01/2027           12,900,506
       23,155,000       Puerto Rico Electric Power Authority, Series TT      5.000             07/01/2032           21,819,651
       54,920,000       Puerto Rico Electric Power Authority, Series TT      5.000             07/01/2037           51,170,062
      209,100,000       Puerto Rico Electric Power Authority, Series
                        UU (4)                                               3.686 (7)         07/01/2031          146,370,067
       60,000,000       Puerto Rico Electric Power Authority, Series
                        UU (4)                                               3.688 (7)         07/01/2029           45,000,000
      106,500,000       Puerto Rico Electric Power Authority, Series
                        UU (4)                                               3.848 (7)         07/01/2025           74,550,034
        5,000,000       Puerto Rico Electric Power Authority, Series
                        VV (1)                                               5.250             07/01/2029            5,115,850
       30,000,000       Puerto Rico Electric Power Authority, Series VV      5.250             07/01/2030           29,229,300
           65,000       Puerto Rico HFC                                      5.100             12/01/2018               65,252
        1,890,000       Puerto Rico HFC                                      5.500             12/01/2023            1,906,764
        9,515,000       Puerto Rico Highway & Transportation Authority       5.000             07/01/2028            8,948,572
        4,000,000       Puerto Rico Highway & Transportation Authority       5.500             07/01/2029            4,179,240
          270,000       Puerto Rico Highway & Transportation Authority       5.750             07/01/2020              279,037
       11,585,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000             07/01/2033           10,650,554
       28,565,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000             07/01/2042           26,003,862
       10,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000             07/01/2025            9,521,500
       14,725,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000             07/01/2026           13,931,028
        8,500,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000             07/01/2027            7,988,895
        9,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000             07/01/2030            8,392,950

                         28 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     ----------------
U.S. Possessions Continued
 $      6,000,000       Puerto Rico Highway & Transportation
                        Authority, Series L                                  5.250%            07/01/2023     $      6,223,260
       21,700,000       Puerto Rico Highway & Transportation
                        Authority, Series M                                  5.000             07/01/2032           20,036,478
        7,125,000       Puerto Rico Highway & Transportation
                        Authority, Series M                                  5.000             07/01/2037            6,541,463
       70,215,000       Puerto Rico Highway & Transportation
                        Authority, Series M                                  5.000             07/01/2046           63,677,281
       74,940,000       Puerto Rico Highway & Transportation
                        Authority, Series N (4)                              2.337 (7)         07/01/2045           52,458,000
      125,620,000       Puerto Rico Highway & Transportation
                        Authority, Series N (4)                              3.698 (7)         07/01/2041           86,049,800
       32,625,000       Puerto Rico Highway & Transportation
                        Authority, Series N                                  5.250             07/01/2039           31,223,756
        3,650,000       Puerto Rico Infrastructure                           5.000             07/01/2025            3,475,348
       19,055,000       Puerto Rico Infrastructure                           5.000             07/01/2031           17,670,464
        6,000,000       Puerto Rico Infrastructure (5)                       5.000             07/01/2037            5,452,440
       17,590,000       Puerto Rico Infrastructure                           5.000             07/01/2037           16,149,379
      202,145,000       Puerto Rico Infrastructure                           5.000             07/01/2041          182,797,702
      171,425,000       Puerto Rico Infrastructure                           5.000             07/01/2046          155,463,618
       15,000,000       Puerto Rico Infrastructure                           5.500             07/01/2027           15,729,000
        2,750,000       Puerto Rico Infrastructure                           5.500             07/01/2028            2,759,763
       16,955,000       Puerto Rico Infrastructure                           5.650 (3)         07/01/2029            4,811,490
       65,725,000       Puerto Rico Infrastructure                           5.730 (3)         07/01/2045            6,935,959
       25,000,000       Puerto Rico Infrastructure                           5.800 (3)         07/01/2032            5,913,750
        1,080,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375             02/01/2019            1,070,302
        1,575,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375             12/01/2021            1,530,365
        5,750,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375             02/01/2029            5,245,725
        6,315,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.500             12/01/2031            5,787,761
       42,400,000       Puerto Rico ITEMECF (Cogeneration Facilities)        6.625             06/01/2026           43,782,664
        2,765,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            5.625             07/01/2017            2,539,846
          985,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            5.625             07/01/2027              838,698
        8,770,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            6.500             07/01/2018            8,548,558
       12,380,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            6.500             07/01/2026           11,715,442
          325,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.400             05/01/2009              323,622
        2,450,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.600             05/01/2014            2,372,335
        5,250,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.700             05/01/2024            4,985,138
        7,000,000       Puerto Rico ITEMECF (San Lucas & Cristo
                        Redentor Hospitals)                                  5.750             06/01/2029            5,894,910
          500,000       Puerto Rico ITEMECF (University of the Sacred
                        Heart)                                               5.250             09/01/2021              500,055
        8,000,000       Puerto Rico ITEMECF (University of the Sacred
                        Heart) (5)                                           5.250             09/01/2031            7,358,320
        5,000,000       Puerto Rico Municipal Finance Agency, Series A       5.250             08/01/2024            4,929,550
        4,990,000       Puerto Rico Municipal Finance Agency, Series A       5.250             08/01/2025            4,889,551
        1,000,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.250             06/01/2026              837,490
       10,440,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300             06/01/2023            8,931,942
        1,940,000       Puerto Rico Public Buildings Authority (5)           5.000             07/01/2026            1,850,469
       90,855,000       Puerto Rico Public Buildings Authority               5.000             07/01/2036           82,679,867

                         29 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

     PRINCIPAL
      AMOUNT                                                                COUPON              MATURITY            VALUE
-----------------                                                           -------            ----------     -----------------
U.S. Possessions Continued
 $      7,500,000       Puerto Rico Public Buildings Authority               5.000%            07/01/2037     $      6,815,550
       23,585,000       Puerto Rico Public Buildings Authority               5.250             07/01/2029           22,734,761
      101,175,000       Puerto Rico Public Buildings Authority               5.250             07/01/2033           96,410,669
          120,000       Puerto Rico Public Buildings Authority               5.375             07/01/2033              116,363
       12,335,000       Puerto Rico Public Buildings Authority               6.250             07/01/2022           13,652,255
        1,135,000       Puerto Rico Public Buildings Authority               6.250             07/01/2023            1,250,475
        2,500,000       Puerto Rico Public Buildings Authority               6.250             07/01/2031            2,665,600
      120,000,000       Puerto Rico Sales Tax Financing Corp., Series
                        A (4)                                                3.100 (7)         08/01/2057           85,200,000
      389,700,000       Puerto Rico Sales Tax Financing Corp., Series A      5.052 (3)         08/01/2054           25,677,333
      241,680,000       Puerto Rico Sales Tax Financing Corp., Series
                        A (1)                                                5.250             08/01/2057          225,269,928
       13,200,000       Puerto Rico Sales Tax Financing Corp., Series A      5.340 (3)         08/01/2056              722,568
       30,000,000       Puerto Rico Sales Tax Financing Corp., Series A      6.500 (3)         08/01/2042            3,934,800
       80,000,000       Puerto Rico Sales Tax Financing Corp., Series A      6.504 (3)         08/01/2043           10,217,600
        4,525,000       University of Puerto Rico                            5.000             06/01/2026            4,316,805
       10,010,000       University of Puerto Rico, Series P                  5.000             06/01/2022            9,830,020
        5,280,000       University of Puerto Rico, Series P                  5.000             06/01/2030            4,911,826
       24,375,000       University of Puerto Rico, Series Q                  5.000             06/01/2030           22,675,331
       65,780,000       University of Puerto Rico, Series Q                  5.000             06/01/2036           59,869,009
        9,230,000       University of V.I. , Series A                        5.375             06/01/2034            8,535,258
        2,040,000       University of V.I. , Series A                        6.250             12/01/2029            2,062,032
        1,250,000       V.I. Government Refinery Facilities (Hovensa
                        Coker)                                               6.500             07/01/2021            1,279,238
           25,000       V.I. HFA, Series A                                   6.450             03/01/2016               25,009
       18,720,000       V.I. Public Finance Authority (Gross Receipts
                        Taxes Loan)                                          5.000             10/01/2031           17,470,253
          550,000       V.I. Public Finance Authority (Gross Receipts
                        Taxes Loan) (5)                                      5.000             10/01/2033              506,880
       27,733,000       V.I. Public Finance Authority (Hovensa Coker)        6.500             07/01/2021           28,324,268
        8,000,000       V.I. Public Finance Authority (Hovensa
                        Refinery)                                            6.125             07/01/2022            7,972,800
       11,700,000       V.I. Public Finance Authority (Hovensa)              5.875             07/01/2022           11,412,414
          750,000       V.I. Public Finance Authority, Series A              5.250             10/01/2024              740,228
        1,000,000       V.I. Public Finance Authority, Series A (5)          5.500             10/01/2018            1,012,790
       16,220,000       V.I. Public Finance Authority, Series A              5.500             10/01/2022           16,321,375
        7,500,000       V.I. Public Finance Authority, Series A (5)          5.625             10/01/2025            7,535,475
           50,000       V.I. Public Finance Authority, Series A (5)          5.625             10/01/2025               50,237
        3,830,000       V.I. Public Finance Authority, Series E (5)          6.000             10/01/2022            3,840,111
        1,585,000       V.I. Water & Power Authority                         5.300             07/01/2018            1,581,767
        3,515,000       V.I. Water & Power Authority                         5.300             07/01/2021            3,396,228
        2,500,000       V.I. Water & Power Authority                         5.500             07/01/2017            2,532,130
                                                                                                             ------------------
                                                                                                                 2,633,163,787
                                                                                                             ------------------

Total Investments, at Value (Cost $13,184,071,335)-124.0%                                                       12,498,944,766
                                                                                                             ------------------
Liabilities in Excess of Other Assets-(24.0)                                                                    (2,419,875,882)
                                                                                                             ------------------
Net Assets-100.0%                                                                                            $  10,079,068,884
                                                                                                             ==================

------------------
Footnotes to Statement of Investments

1. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $123,957,970, which represents 1.23% of the Fund's net assets. See accompanying Notes.

3.    Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

                         30 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

5. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

9.    Issue is in default. See accompanying Notes.

10.   Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Assoc. for Children with Down Syndrome
ACLD        Adults and Children with Learning and Developmental Disabilities
ADD         Aid to the Developmentally Disabled
ALIA        Alliance of Long Island Agencies
ARC         Assoc. of Retarded Citizens
CCRC        Continuing Care Retirement Community
CFGA        Child and Family Guidance Assoc.
CHSLI       Catholic Health Services of Long Island
CNGCS       Central Nassau Guidance and Counseling Services
COP         Certificates of Participation
CSMR        Community Services for the Mentally Retarded
DA          Dormitory Authority
DDI         Developmental Disabilities Institute
DRIVERS     Derivative Inverse Tax Exempt Receipts
EDA         Economic Devel. Authority
EFC         Environmental Facilities Corp.
ERDA        Energy Research and Devel. Authority
FREE        Family Residences and Essential Enterprises
GJSR        Gurwin Jewish Senior Residences
GO          General Obligation
GSHMC       Good Samaritan Hospital Medical Center
HDC         Housing Devel. Corp.
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
HH          Harmony Heights, Inc.
HHS         Harmony Heights School
HJDOI       Hospital for Joint Diseases Orthopedic Institute
IDA         Industrial Devel. Agency
IGHL        Independent Group Home for Living
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM        Julia Dyckman Andrus Memorial
JFK         John Fitzgerald Kennedy
L.I.        Long Island
LGSC        Local Government Services Corp.
LIHIA       Long Island Head Injury Assoc.
LILCO       Long Island Lighting Corp.
LIMC        Long Island Medical Center
LRRHCF      Loretto Rest Residential Health Care Facility
LVH         Little Village House
MCH         Maryhaven Center of Hope
MMC         Mercy Medical Center
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NSLIJHS     North Shore Long Island Jewish Health System
NSUHGC      North Shore University Hospital at Glen Cove
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
NYU         New York University
P-Floats    Puttable Floats

                         31 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

PSCH        Professional Service Centers for the Handicapped, Inc.
RIBS        Residual Interest Bonds
Res Rec     Resource Recovery Facility
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
SCCC        Sullivan County Community College
SCHRC       St. Charles Hospital and Rehabilitation Center
SCSB        Schuyler Community Services Board
SCSMC       St. Catherine of Sienna Medical Center
SFH         St. Francis Hospital
SLCD        School for Language and Communication Devel.
SMCFS       St. Mary's Children and Family Services
SONYMA      State of New York Mortgage Agency
SSMH        Soldiers and Sailors Memorial Hospital
SUNY        State University of New York
SV          Sienna Village
TASC        Tobacco Settlement Asset-Backed Bonds
TFABs       Tobacco Flexible Amortization Bonds
UBF         University of Buffalo Foundation
UCP/HCA     United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS      United Cerebral Palsy Assoc. of Greater Suffolk
UDC         Urban Devel. Corp.
UVBH        United Veteran's Beacon House
V.I.        United States Virgin Islands
WORCA       Working Organization for Retarded Children and Adults
WWH         Wyandach/Wheatley Heights
YMCA        Young Men's Christian Assoc.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                   INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                      SECURITIES      INSTRUMENTS*
---------------------------------------------    ----------------   ---------------
Level 1 - Quoted Prices                          $             --   $            --
Level 2 - Other Significant Observable Inputs      12,491,632,561                --
Level 3 - Significant Unobservable Inputs               7,312,200                --
                                                 ----------------   ---------------
    TOTAL                                        $ 12,498,944,761   $            --
                                                 ================   ===============

-----------------
* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

                         32 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                         33 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                              WHEN-ISSUED OR DELAYED DELIVERY
                                   BASIS TRANSACTIONS
                              --------------------------------
Purchased securities                 $ 184,889,889
Sold securities                         72,637,560

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $2,014,792,255 as of March 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2008, municipal bond holdings with a value of $2,858,925,901 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,196,321,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                         34 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

 PRINCIPAL                                                                        COUPON          MATURITY
  AMOUNT                        INVERSE FLOATER (1)                              RATE (2)           DATE              VALUE
-------------   ------------------------------------------------------------    ---------         --------        -------------
$  3,340,000    Erie County, NY Tobacco Asset Securitization Corp. RITES           5.566%           6/1/38        $   2,599,689
   9,305,000    Erie County, NY Tobacco Asset Securitization Corp. RITES           5.566            6/1/38            7,242,547
  14,940,000    Erie County, NY Tobacco Asset Securitization Corp. RITES           5.566            6/1/45           11,146,286
  21,250,000    Erie County, NY Tobacco Asset Securitization Corp. RITES           5.566            6/1/45           15,853,988
  57,000,000    Liberty, NY Devel. Corp. ROLs (3)                                 13.940           10/1/35           60,000,480
  20,000,000    Nassau County, NY Tobacco Settlement Corp. RITES                   5.124            6/1/46           15,616,600
   4,280,000    NY Austin Trust Various States Inverse Certificates                8.837           12/1/34            2,690,536
   6,385,000    NY Austin Trust Various States Inverse Certificates               14.107            6/1/27            6,687,649
   8,700,000    NY Austin Trust Various States Inverse Certificates                9.598           12/1/27            6,988,362
   9,180,000    NY Austin Trust Various States Inverse Certificates               10.357            4/1/36            7,448,468
   9,490,000    NY Austin Trust Various States Inverse Certificates               14.614            6/1/32            9,959,755
  15,970,000    NY Austin Trust Various States Inverse Certificates               10.358           10/1/30           13,551,503
   4,190,000    NY Austin Trust Various States Inverse Certificates                0.000 (4)       6/15/34            4,139,971
   1,185,000    NY Counties Tobacco Trust I (TASC) Fixed Receipts                  6.225            6/1/28            1,213,363
   3,560,000    NY Counties Tobacco Trust I (TASC) RITES                           8.160            6/1/28            3,815,644
   2,960,000    NY Counties Tobacco Trust I RITES                                  7.564            6/1/35            3,106,905
   9,615,000    NY Counties Tobacco Trust I RITES                                  7.570            6/1/42           10,132,960
   5,000,000    NY Counties Tobacco Trust II RITES                                 8.758            6/1/43            4,931,500
  12,950,000    NY Counties Tobacco Trust II RITES                                 8.758            6/1/43           12,772,585
  14,900,000    NY Counties Tobacco Trust II RITES                                 5.988            6/1/35           14,469,241
   1,500,000    NY Counties Tobacco Trust IV RITES                                 4.908            6/1/45            1,117,065
   5,725,000    NY Counties Tobacco Trust IV RITES                                 4.908            6/1/45            4,263,465
   8,700,000    NY Counties Tobacco Trust IV RITES                                 4.908            6/1/45            6,478,977
  10,210,000    NY Counties Tobacco Trust IV RITES                                 4.908            6/1/42            7,791,455
  12,300,000    NY Counties Tobacco Trust IV RITES                                 4.908            6/1/42            9,386,376
   5,145,000    NY Liberty Devel. Corp. ROLs                                      13.630           10/1/35            5,415,833
   7,435,000    NY Liberty Devel. Corp. ROLs                                      14.640           10/1/37            8,912,632
   2,100,000    NY MTA DRIVERS                                                     5.160           5/15/13            1,473,612
   1,910,000    NY MTA RITES                                                      11.564          11/15/28            1,943,998
   2,125,000    NY MTA RITES                                                      11.564          11/15/32            2,088,833
   2,890,000    NY MTA RITES                                                      11.564          11/15/30            2,941,442
   5,000,000    NY MTA RITES                                                      11.564          11/15/30            5,089,000
  10,000,000    NY MTA RITES                                                      11.564          11/15/30           10,178,000
   2,220,000    NY MTA Service Contract RITES                                     11.789            1/1/24            2,366,653
   4,190,000    NY Triborough Bridge & Tunnel Authority RITES                     11.185            1/1/32            4,073,769
   8,265,000    NY Triborough Bridge & Tunnel Authority RITES                     11.633            1/1/27            8,543,531
   7,960,000    NY TSASC, Inc. (TFABs) RITES                                       6.420            6/1/42            5,987,034
  52,400,000    NY TSASC, Inc. (TFABs) RITES                                       4.908            6/1/34           41,434,776
  80,850,000    NY TSASC, Inc. (TFABs) RITES                                       6.422            6/1/42           60,810,519
  12,350,000    NY TSASC, Inc. (TFABs) ROLs (3)                                    0.000 (4)        6/1/35            5,519,709
   7,540,000    NYC GO ROLs                                                       10.096           11/1/34            7,289,220
   1,350,000    NYC GO ROLs (3)                                                   12.940            8/1/35            1,301,994
   2,730,000    NYC GO ROLs (3)                                                   12.940            8/1/30            2,694,182
   3,115,000    NYC GO ROLs (3)                                                   12.640           12/1/33            3,042,981
   3,195,000    NYC GO ROLs (3)                                                   12.630            3/1/35            3,082,600

                         35 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

 PRINCIPAL                                                                       COUPON           MATURITY
  AMOUNT                        INVERSE FLOATER (1)                              RATE (2)           DATE              VALUE
-------------   ------------------------------------------------------------    ---------         --------        --------------
   4,855,000    NYC GO ROLs (3)                                                   12.630            4/1/35            4,684,784
   5,000,000    NYC GO ROLs (3)                                                   12.640            4/1/30            4,949,400
   6,850,000    NYC GO ROLs (3)                                                   12.940            6/1/33            6,693,135
  11,500,000    NYC GO ROLs (3)                                                   12.940            6/1/30           11,367,060
   1,150,000    NYC Municipal Water Finance Authority                              9.455           6/15/39            1,124,539
  12,750,000    NYC Municipal Water Finance Authority DRIVERS                     12.330           6/15/13           12,485,820
   2,930,000    NYC Municipal Water Finance Authority RITES                       11.564           6/15/32            2,899,997
   4,500,000    NYC Municipal Water Finance Authority RITES                       10.113           6/15/38            4,415,580
   7,850,000    NYC Municipal Water Finance Authority RITES                       11.564           6/15/34            7,898,356
  11,210,000    NYC Municipal Water Finance Authority RITES                       12.064           6/15/32           11,357,524
  11,860,000    NYC Municipal Water Finance Authority RITES                       10.113           6/15/34           11,718,392
  14,425,000    NYC Municipal Water Finance Authority RITES                       11.657           6/15/26           14,811,302
   4,500,000    NYC Municipal Water Finance Authority ROLs                        10.099           6/15/39            4,400,370
   4,935,000    NYC Municipal Water Finance Authority ROLs                         3.929           6/15/39            4,933,717
   6,875,000    NYC Municipal Water Finance Authority ROLs                        10.079           6/15/31            6,895,488
   7,875,000    NYC Municipal Water Finance Authority ROLs                        10.079           6/15/39            7,700,648
  10,025,000    NYC Municipal Water Finance Authority ROLs                        10.079           6/15/37            9,839,538
   4,625,000    NYS DA (Mental Health) RITES                                      11.611           2/15/23            4,776,145
   2,850,000    NYS DA (Municipal Health Facilities) RITES                        11.232           1/15/23            2,964,969
   5,000,000    NYS DA RITES                                                      (2.365)           2/1/12            5,793,200
   3,590,000    NYS DA ROLs                                                       13.640            7/1/28            3,685,566
   4,560,000    NYS DA ROLs                                                       12.630            7/1/35            4,451,290
   2,925,000    NYS DA ROLs (3)                                                   12.640            7/1/46            2,786,589
   3,000,000    NYS DA ROLs (3)                                                    0.000 (4)        5/1/18            1,200,000
  19,735,000    NYS DA ROLs (3)                                                    0.000 (4)        5/1/33            1,132,000
   3,485,000    NYS ERDA (NIMO) RITES                                              7.736           11/1/25            3,574,704
   3,625,000    NYS ERDA (RG&E) Residual Certificates                              2.320            9/1/33            3,743,900
  20,000,000    Port Authority NY/NJ RITES                                        10.003           9/15/13           19,791,600
  18,000,000    Port Authority NY/NJ, 2575th Series ROLs                           0.000 (4)       3/15/35           19,033,200
   4,750,000    Puerto Rico Aqueduct & Sewer Authority ROLs                       10.084            7/1/47            4,631,060
   7,500,000    Puerto Rico Aqueduct & Sewer Authority ROLs                        0.000 (4)        7/1/47            7,312,200
  15,000,000    Puerto Rico Electric Power Authority ROLs (3)                      2.937            7/1/29                    -
  93,710,000    Puerto Rico Electric Power Authority ROLs (3)                      0.000 (4)        7/1/25             (969,899)
  24,980,000    Puerto Rico Highway & Transportation Authority ROLs (3)            4.870            7/1/45            2,498,000
  41,875,000    Puerto Rico Highway & Transportation Authority ROLs (3)            4.170            7/1/41            2,304,800
  12,000,000    Puerto Rico Sales Tax Financing Corp. ROLs (3)                    22.750            8/1/57          (22,800,000)
   3,075,000    Rockland County, NY Tobacco Asset Securitization Corp. RITES       8.434           8/15/35            2,941,361
   3,360,000    Rockland County, NY Tobacco Asset Securitization Corp. RITES       8.766           8/15/43            3,314,035
   8,110,000    SONYMA RITES                                                       9.787           10/1/34            4,845,401
   9,000,000    SONYMA, Series 71 RITES                                            7.697            4/1/29            9,138,510
     675,000    Westchester County, NY Tobacco Asset Securitization Corp.
                RITES                                                              5.782            6/1/38              549,349
   4,250,000    Westchester County, NY Tobacco Asset Securitization Corp.
                RITES                                                              5.782            6/1/38            3,458,863
   6,325,000    Westchester County, NY Tobacco Asset Securitization Corp.
                RITES                                                              5.782            6/1/45            4,948,996
   7,450,000    Westchester County, NY Tobacco Asset Securitization Corp.
                RITES                                                              6.875            6/1/45            5,343,066
   7,845,000    Westchester County, NY Tobacco Asset Securitization Corp.
                RITES                                                              5.782            6/1/38            6,384,658
                                                                                                                  --------------
                                                                                                                  $ 662,604,901
                                                                                                                  ==============

                         36 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

--------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 31-32 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.    Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $884,770,101.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of zero, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1697% as of March 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of March 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1697%. Details of the borrowings for the period ended March 31, 2008 are as follows:

                         37 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Average Daily Loan Balance                  $  68,190,110
Average Daily Interest Rate                         4.157%
Fees Paid                                   $     184,176
Interest Paid                               $     719,125

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  13,222,523,587
                                              ==================

Gross unrealized appreciation                 $     145,338,733
Gross unrealized depreciation                      (868,917,559)
                                              ------------------
Net unrealized depreciation                   $    (723,578,826)
                                              ==================

                         38 | ROCHESTER FUND MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008